UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2009

1.799882.105

VIPAM-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
Autoliv, Inc.	35,000	$ 649,950
The Goodyear Tire & Rubber Co. (a)	230,900	1,445,434
		2,095,384
Distributors - 0.1%
Genuine Parts Co.	27,500	821,150
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	95,700	7,496,181
DeVry, Inc.	115,900	5,584,062
		13,080,243
Hotels, Restaurants & Leisure - 0.3%
California Pizza Kitchen, Inc. (a)	39,200	512,736
P.F. Chang's China Bistro, Inc. (a)	16,400	375,232
Starwood Hotels & Resorts Worldwide, Inc.	80,400	1,021,080
The Cheesecake Factory, Inc. (a)	78,700	901,115
		2,810,163
Household Durables - 0.2%
Gafisa SA sponsored ADR (d)	260,200	2,599,398
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	125,800	9,238,752
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	407,100	5,239,377
The DIRECTV Group, Inc. (a)	301,600	6,873,464
		12,112,841
Multiline Retail - 0.6%
Target Corp.	200,700	6,902,073
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	43,500	1,035,300
Best Buy Co., Inc.	176,600	6,703,736
Lowe's Companies, Inc.	321,500	5,867,375
TJX Companies, Inc.	138,300	3,546,012
		17,152,423
TOTAL CONSUMER DISCRETIONARY		66,812,427
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	235,800	10,922,256
Wal-Mart Stores, Inc.	181,700	9,466,570
		20,388,826
Household Products - 0.6%
Procter & Gamble Co.	131,000	6,168,790
Tobacco - 0.3%
Philip Morris International, Inc.	102,400	3,643,392
TOTAL CONSUMER STAPLES		30,201,008

	Shares	Value
ENERGY - 5.7%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc. (a)	46,300	$ 1,329,273
Noble Corp.	103,900	2,502,951
Oceaneering International, Inc. (a)	19,300	711,591
Transocean Ltd. (a)	175,000	10,297,000
		14,840,815
Oil, Gas & Consumable Fuels - 4.3%
Apache Corp.	37,200	2,384,148
Cabot Oil & Gas Corp.	54,000	1,272,780
Chesapeake Energy Corp.	255,630	4,361,048
Chevron Corp.	28,300	1,902,892
China Shenhua Energy Co. Ltd. (H Shares)	816,600	1,839,614
El Paso Corp.	375,500	2,346,875
EOG Resources, Inc.	42,600	2,332,776
Exxon Mobil Corp.	148,500	10,112,850
Hess Corp.	63,100	3,420,020
Occidental Petroleum Corp.	82,800	4,607,820
Petro-Canada	91,600	2,461,416
Petroleo Brasileiro SA - Petrobras sponsored ADR	18,300	557,601
PT Bumi Resources Tbk	3,139,300	220,184
Quicksilver Resources, Inc. (a)	50,600	280,324
Range Resources Corp.	34,700	1,428,252
SandRidge Energy, Inc. (a)	17,200	113,348
Southwestern Energy Co. (a)	169,700	5,038,393
Suncor Energy, Inc.	47,300	1,055,990
Ultra Petroleum Corp. (a)	29,200	1,047,988
XTO Energy, Inc.	100	3,062
		46,787,381
TOTAL ENERGY		61,628,196
FINANCIALS - 8.1%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	93,900	2,652,675
Goldman Sachs Group, Inc.	67,900	7,198,758
Morgan Stanley	309,200	7,040,484
State Street Corp.	68,300	2,102,274
		18,994,191
Commercial Banks - 1.5%
Industrial & Commercial Bank of China	1,436,000	746,677
KeyCorp	81,300	639,831
PNC Financial Services Group, Inc.	152,900	4,478,441
Wells Fargo & Co.	765,000	10,893,600
		16,758,549
Consumer Finance - 0.1%
SLM Corp. (a)	182,800	904,860
Diversified Financial Services - 2.6%
Apollo Global Management LLC (a)(e)	315,200	788,000
Bank of America Corp.	829,900	5,659,918
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	20,900	$ 5,149,551
IntercontinentalExchange, Inc. (a)	64,100	4,773,527
JPMorgan Chase & Co.	452,500	12,027,450
		28,398,446
Insurance - 1.9%
ACE Ltd.	82,000	3,312,800
China Life Insurance Co. Ltd. ADR (d)	112,600	5,544,424
Everest Re Group Ltd.	52,900	3,745,320
Fidelity National Financial, Inc. Class A	91,700	1,789,067
MBIA, Inc. (a)(d)	212,200	971,876
RenaissanceRe Holdings Ltd.	73,900	3,653,616
The Travelers Companies, Inc.	32,100	1,304,544
		20,321,647
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	67,500	2,338,200
TOTAL FINANCIALS		87,715,893
HEALTH CARE - 9.1%
Biotechnology - 4.1%
Biogen Idec, Inc. (a)	103,800	5,441,196
Celgene Corp. (a)	39,800	1,767,120
Cephalon, Inc. (a)(d)	104,700	7,130,070
Genzyme Corp. (a)	139,500	8,284,905
Gilead Sciences, Inc. (a)	291,700	13,511,544
Myriad Genetics, Inc. (a)	94,800	4,310,556
Vertex Pharmaceuticals, Inc. (a)(d)	142,500	4,094,025
		44,539,416
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	137,100	7,022,262
Covidien Ltd.	209,900	6,977,076
		13,999,338
Health Care Providers & Services - 1.7%
Express Scripts, Inc. (a)	227,100	10,485,207
Humana, Inc. (a)	127,500	3,325,200
Medco Health Solutions, Inc. (a)	96,200	3,976,908
Tenet Healthcare Corp. (a)	317,200	367,952
		18,155,267
Pharmaceuticals - 2.0%
Abbott Laboratories	26,800	1,278,360
Elan Corp. PLC sponsored ADR (a)	230,900	1,533,176
Merck & Co., Inc.	378,000	10,111,500
Pfizer, Inc.	602,300	8,203,326
Wyeth	14,500	624,080
		21,750,442
TOTAL HEALTH CARE		98,444,463

	Shares	Value
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	73,000	$ 1,525,700
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	61,300	3,017,186
Airlines - 1.2%
AMR Corp. (a)	205,400	655,226
Continental Airlines, Inc. Class B (a)	278,900	2,457,109
Delta Air Lines, Inc. (a)	1,329,825	7,486,915
UAL Corp. (a)	411,400	1,843,072
US Airways Group, Inc. (a)	78,200	197,846
		12,640,168
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	151,000	165,603
Electrical Equipment - 0.5%
Energy Conversion Devices, Inc. (a)	37,400	496,298
First Solar, Inc. (a)(d)	38,200	5,069,140
		5,565,438
Industrial Conglomerates - 0.7%
General Electric Co.	603,400	6,100,374
Textron, Inc.	240,200	1,378,748
		7,479,122
TOTAL INDUSTRIALS		30,393,217
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	279,500	4,687,215
QUALCOMM, Inc.	86,200	3,354,042
Research In Motion Ltd. (a)	62,700	2,700,489
Starent Networks Corp. (a)	96,000	1,517,760
		12,259,506
Computers & Peripherals - 1.0%
Apple, Inc. (a)	80,500	8,462,160
Hewlett-Packard Co.	82,300	2,638,538
		11,100,698
Internet Software & Services - 0.7%
Baidu.com, Inc. sponsored ADR (a)	14,600	2,578,360
Equinix, Inc. (a)	49,700	2,790,655
Google, Inc. Class A (sub. vtg.) (a)	4,000	1,392,240
Omniture, Inc. (a)(d)	73,300	966,827
		7,728,082
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	82,400	1,713,096
Lender Processing Services, Inc.	57,600	1,763,136
MasterCard, Inc. Class A	8,600	1,440,328
Visa, Inc.	19,100	1,061,960
		5,978,520
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Altera Corp.	161,100	$ 2,827,305
Entropic Communications, Inc. (a)	149,900	110,926
Intel Corp.	171,200	2,576,560
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	207,300	1,855,335
		7,370,126
Software - 0.7%
BMC Software, Inc. (a)	86,500	2,854,500
Nintendo Co. Ltd.	15,600	4,555,200
		7,409,700
TOTAL INFORMATION TECHNOLOGY		51,846,632
MATERIALS - 4.1%
Chemicals - 1.9%
Dow Chemical Co.	236,000	1,989,480
E.I. du Pont de Nemours & Co.	101,100	2,257,563
FMC Corp.	108,800	4,693,632
Potash Corp. of Saskatchewan, Inc.	3,100	250,511
Rockwood Holdings, Inc. (a)	80,700	640,758
Terra Industries, Inc.	182,500	5,126,425
The Mosaic Co.	126,200	5,297,876
		20,256,245
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	62,600	1,422,898
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd.	52,000	2,989,758
Alcoa, Inc.	464,000	3,405,760
Barrick Gold Corp.	62,400	2,020,345
Freeport-McMoRan Copper & Gold, Inc. Class B	95,500	3,639,505
Impala Platinum Holdings Ltd.	149,900	2,503,607
Newmont Mining Corp.	174,200	7,797,192
		22,356,167
TOTAL MATERIALS		44,035,310
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
China Telecom Corp. Ltd. sponsored ADR (d)	61,900	2,564,517
Qwest Communications International, Inc.	283,900	970,938
Verizon Communications, Inc.	91,200	2,754,240
		6,289,695
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	1,565,000	5,587,050

	Shares	Value
TIM Participacoes SA sponsored ADR (non-vtg.)	95,700	$ 1,188,594
Vivo Participacoes SA sponsored ADR	60,500	789,525
		7,565,169
TOTAL TELECOMMUNICATION SERVICES		13,854,864
UTILITIES - 0.4%
Gas Utilities - 0.1%
Questar Corp.	29,900	879,957
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	132,500	2,332,000
Multi-Utilities - 0.1%
Sempra Energy	40,100	1,854,224
TOTAL UTILITIES		5,066,181
TOTAL COMMON STOCKS (Cost $553,510,225)		489,998,191
International Equity Funds - 5.0%

International Equity Funds - 5.0%
Fidelity Emerging Markets Equity Central Fund (f)	114,736	11,934,839
Fidelity International Equity Central Fund (f)	933,338	42,186,866
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $103,244,793)		54,121,705
Fixed-Income Funds - 48.5%

Fidelity Floating Rate Central Fund (f)	267,087	18,997,863
Fidelity High Income Central Fund 1 (f)	496,599	36,177,229
Fidelity VIP Investment Grade Central Fund (f)	4,918,879	468,719,962
TOTAL FIXED-INCOME FUNDS (Cost $575,574,839)		523,895,054
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	1,066	$ 1,066
Fidelity Money Market Central Fund, 1.36% (b)	10,260,162	10,260,162
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	16,866,650	16,866,650
TOTAL MONEY MARKET FUNDS (Cost $27,127,878)		27,127,878
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,259,457,735)	1,095,142,828
NET OTHER ASSETS - (1.3)%	(13,575,232)
NET ASSETS - 100%	$ 1,081,567,596
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $788,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,389
Fidelity Emerging Markets Equity Central Fund	51,631
Fidelity Floating Rate Central Fund	381,790
Fidelity High Income Central Fund 1	816,353
Fidelity International Equity Central Fund	176,735
Fidelity Money Market Central Fund	195,378
Fidelity Securities Lending Cash Central Fund	16,804
Fidelity VIP Investment Grade Central Fund	6,371,582
Total	$ 8,038,662
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 12,143,658	$ -	$ -	$ 11,934,839	12.7%
Fidelity Floating Rate Central Fund	35,491,726	381,790	19,450,147	18,997,863	0.8%
Fidelity High Income Central Fund 1	27,086,222	7,781,340	-	36,177,229	9.3%
Fidelity International Equity Central Fund	49,605,349	176,735	-	42,186,866	10.0%
Fidelity VIP Investment Grade Central Fund	504,911,591	6,372,366	44,920,091	468,719,962	15.1%
Total	$ 629,238,546	$ 14,712,231	$ 64,370,238	$ 578,016,759
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,095,142,828	$ 1,090,367,444	$ 4,775,384	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,260,757,168. Net unrealized depreciation aggregated $165,614,340, of which $24,661,630 related to appreciated investment securities and $190,275,970 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2009

1.799876.105

VIPAMG-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.3%
Autoliv, Inc.	4,200	$ 77,994
The Goodyear Tire & Rubber Co. (a)	37,700	236,002
		313,996
Distributors - 0.1%
Genuine Parts Co.	4,400	131,384
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	15,600	1,221,948
DeVry, Inc.	18,900	910,602
		2,132,550
Hotels, Restaurants & Leisure - 0.4%
California Pizza Kitchen, Inc. (a)	6,300	82,404
P.F. Chang's China Bistro, Inc. (a)	2,700	61,776
Starwood Hotels & Resorts Worldwide, Inc.	12,900	163,830
The Cheesecake Factory, Inc. (a)	12,600	144,270
		452,280
Household Durables - 0.3%
Gafisa SA sponsored ADR (d)	41,900	418,581
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	20,300	1,490,832
Media - 1.5%
Comcast Corp. Class A (special) (non-vtg.)	66,500	855,855
The DIRECTV Group, Inc. (a)	49,300	1,123,547
		1,979,402
Multiline Retail - 0.9%
Target Corp.	32,800	1,127,992
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	7,000	166,600
Best Buy Co., Inc.	28,800	1,093,248
Lowe's Companies, Inc.	52,400	956,300
TJX Companies, Inc.	22,600	579,464
		2,795,612
TOTAL CONSUMER DISCRETIONARY		10,842,629
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	38,500	1,783,320
Wal-Mart Stores, Inc.	29,700	1,547,370
		3,330,690
Household Products - 0.8%
Procter & Gamble Co.	21,400	1,007,726
Tobacco - 0.5%
Philip Morris International, Inc.	16,400	583,512
TOTAL CONSUMER STAPLES		4,921,928

	Shares	Value
ENERGY - 7.6%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc. (a)	7,500	$ 215,325
Noble Corp.	16,700	402,303
Oceaneering International, Inc. (a)	3,100	114,297
Transocean Ltd. (a)	28,600	1,682,824
		2,414,749
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	6,000	384,540
Cabot Oil & Gas Corp.	8,700	205,059
Chesapeake Energy Corp.	41,800	713,108
Chevron Corp.	4,600	309,304
China Shenhua Energy Co. Ltd. (H Shares)	131,400	296,014
El Paso Corp.	60,200	376,250
EOG Resources, Inc.	6,900	377,844
Exxon Mobil Corp.	22,300	1,518,630
Hess Corp.	10,200	552,840
Occidental Petroleum Corp.	13,500	751,275
Petro-Canada	14,800	397,696
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,900	88,363
PT Bumi Resources Tbk	504,400	35,379
Quicksilver Resources, Inc. (a)	12,200	67,588
Range Resources Corp.	5,600	230,496
SandRidge Energy, Inc. (a)	2,200	14,498
Southwestern Energy Co. (a)	27,700	822,413
Suncor Energy, Inc.	7,600	169,673
Ultra Petroleum Corp. (a)	4,800	172,272
		7,483,242
TOTAL ENERGY		9,897,991
FINANCIALS - 10.9%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	15,100	426,575
Goldman Sachs Group, Inc.	10,900	1,155,618
Morgan Stanley	49,700	1,131,669
State Street Corp.	10,900	335,502
		3,049,364
Commercial Banks - 2.1%
Industrial & Commercial Bank of China	231,000	120,113
KeyCorp	12,600	99,162
PNC Financial Services Group, Inc.	24,700	723,463
Wells Fargo & Co.	125,000	1,780,000
		2,722,738
Consumer Finance - 0.1%
SLM Corp. (a)	29,400	145,530
Diversified Financial Services - 3.6%
Apollo Global Management LLC (a)(e)	50,700	126,750
Bank of America Corp.	135,600	924,792
Citigroup, Inc.	6,000	15,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	3,400	$ 837,726
IntercontinentalExchange, Inc. (a)	10,500	781,935
JPMorgan Chase & Co.	73,900	1,964,262
		4,650,645
Insurance - 2.5%
ACE Ltd.	13,200	533,280
China Life Insurance Co. Ltd. ADR (d)	18,400	906,016
Everest Re Group Ltd.	8,700	615,960
Fidelity National Financial, Inc. Class A	14,700	286,797
MBIA, Inc. (a)(d)	34,200	156,636
RenaissanceRe Holdings Ltd.	12,100	598,224
The Travelers Companies, Inc.	5,200	211,328
		3,308,241
Real Estate Investment Trusts - 0.3%
Simon Property Group, Inc.	10,800	374,112
TOTAL FINANCIALS		14,250,630
HEALTH CARE - 12.2%
Biotechnology - 5.5%
Biogen Idec, Inc. (a)	16,700	875,414
Celgene Corp. (a)	6,400	284,160
Cephalon, Inc. (a)(d)	17,100	1,164,510
Genzyme Corp. (a)	22,800	1,354,092
Gilead Sciences, Inc. (a)	47,700	2,209,464
Myriad Genetics, Inc. (a)	14,800	672,956
Vertex Pharmaceuticals, Inc. (a)(d)	23,300	669,409
		7,230,005
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	22,000	1,126,840
Covidien Ltd.	34,300	1,140,132
		2,266,972
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	37,100	1,712,907
Humana, Inc. (a)	20,500	534,640
Medco Health Solutions, Inc. (a)	15,800	653,172
Tenet Healthcare Corp. (a)	52,800	61,248
		2,961,967
Pharmaceuticals - 2.7%
Abbott Laboratories	4,400	209,880
Elan Corp. PLC sponsored ADR (a)	37,300	247,672
Merck & Co., Inc.	61,800	1,653,150
Pfizer, Inc.	96,900	1,319,778
Wyeth	2,300	98,992
		3,529,472
TOTAL HEALTH CARE		15,988,416

	Shares	Value
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	11,800	$ 246,620
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	9,900	487,278
Airlines - 1.6%
AMR Corp. (a)	33,100	105,589
Continental Airlines, Inc. Class B (a)	44,900	395,569
Delta Air Lines, Inc. (a)	217,200	1,222,836
UAL Corp. (a)	66,200	296,576
US Airways Group, Inc. (a)	12,100	30,613
		2,051,183
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	24,000	26,321
Electrical Equipment - 0.7%
Energy Conversion Devices, Inc. (a)	6,000	79,620
First Solar, Inc. (a)(d)	6,200	822,740
		902,360
Industrial Conglomerates - 0.9%
General Electric Co.	98,600	996,846
Textron, Inc.	38,700	222,138
		1,218,984
TOTAL INDUSTRIALS		4,932,746
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	45,700	766,389
QUALCOMM, Inc.	13,900	540,849
Research In Motion Ltd. (a)	10,200	439,314
Starent Networks Corp. (a)	15,500	245,055
		1,991,607
Computers & Peripherals - 1.4%
Apple, Inc. (a)	13,200	1,387,584
Hewlett-Packard Co.	13,400	429,604
		1,817,188
Internet Software & Services - 1.0%
Baidu.com, Inc. sponsored ADR (a)	2,400	423,840
Equinix, Inc. (a)	8,000	449,200
Google, Inc. Class A (sub. vtg.) (a)	700	243,642
Omniture, Inc. (a)	11,800	155,642
		1,272,324
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	13,300	276,507
Lender Processing Services, Inc.	9,300	284,673
MasterCard, Inc. Class A	1,400	234,472
Visa, Inc.	3,000	166,800
		962,452
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	25,900	$ 454,545
Entropic Communications, Inc. (a)	24,100	17,834
Intel Corp.	27,600	415,380
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,400	298,930
		1,186,689
Software - 0.9%
BMC Software, Inc. (a)	13,900	458,700
Nintendo Co. Ltd.	2,500	730,000
		1,188,700
TOTAL INFORMATION TECHNOLOGY		8,418,960
MATERIALS - 5.5%
Chemicals - 2.5%
Dow Chemical Co.	38,200	322,026
E.I. du Pont de Nemours & Co.	16,400	366,212
FMC Corp.	17,800	767,892
Potash Corp. of Saskatchewan, Inc.	500	40,405
Rockwood Holdings, Inc. (a)	12,500	99,250
Terra Industries, Inc.	29,800	837,082
The Mosaic Co.	20,600	864,788
		3,297,655
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	10,100	229,573
Metals & Mining - 2.8%
Agnico-Eagle Mines Ltd.	8,400	482,961
Alcoa, Inc.	74,400	546,096
Barrick Gold Corp.	10,000	323,773
Freeport-McMoRan Copper & Gold, Inc. Class B	15,600	594,516
Impala Platinum Holdings Ltd.	24,100	402,515
Newmont Mining Corp.	28,500	1,275,660
		3,625,521
TOTAL MATERIALS		7,152,749
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
China Telecom Corp. Ltd. sponsored ADR (d)	10,000	414,300
Qwest Communications International, Inc.	45,600	155,952
Verizon Communications, Inc.	14,900	449,980
		1,020,232
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	255,700	912,849

	Shares	Value
TIM Participacoes SA sponsored ADR (non-vtg.)	15,400	$ 191,268
Vivo Participacoes SA sponsored ADR	9,700	126,585
		1,230,702
TOTAL TELECOMMUNICATION SERVICES		2,250,934
UTILITIES - 0.6%
Gas Utilities - 0.1%
Questar Corp.	4,800	141,264
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	21,300	374,880
Multi-Utilities - 0.2%
Sempra Energy	6,500	300,560
TOTAL UTILITIES		816,704
TOTAL COMMON STOCKS (Cost $89,934,252)		79,473,687
International Equity Funds - 9.8%

Fidelity Emerging Markets Equity Central Fund (f)	14,359	1,493,623
Fidelity International Equity Central Fund (f)	250,925	11,341,800
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,817,148)		12,835,423
Fixed-Income Funds - 26.1%

Fidelity Floating Rate Central Fund (f)	33,646	2,393,250
Fidelity High Income Central Fund 1 (f)	59,521	4,336,070
Fidelity VIP Investment Grade Central Fund (f)	288,070	27,450,152
TOTAL FIXED-INCOME FUNDS (Cost $37,819,028)		34,179,472
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.52% (b)	3,787,596	3,787,596
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	4,436,350	4,436,350
TOTAL MONEY MARKET FUNDS (Cost $8,223,946)		8,223,946
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $161,794,374)	134,712,528
NET OTHER ASSETS - (3.0)%	(3,877,227)
NET ASSETS - 100%	$ 130,835,301
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,750 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,893
Fidelity Emerging Markets Equity Central Fund	6,462
Fidelity Floating Rate Central Fund	48,714
Fidelity High Income Central Fund 1	98,366
Fidelity International Equity Central Fund	47,514
Fidelity Securities Lending Cash Central Fund	4,971
Fidelity VIP Investment Grade Central Fund	426,474
Total	$ 654,394
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 1,519,757	$ -	$ -	$ 1,493,623	1.6%
Fidelity Floating Rate Central Fund	4,420,699	48,714	2,392,258	2,393,250	0.1%
Fidelity High Income Central Fund 1	3,472,399	695,239	-	4,336,070	1.1%
Fidelity International Equity Central Fund	13,336,235	47,514	-	11,341,800	2.7%
Fidelity VIP Investment Grade Central Fund	36,813,116	426,633	9,988,864	27,450,152	0.9%
Total	$ 59,562,206	$ 1,218,100	$ 12,381,122	$ 47,014,895
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 134,712,528	$ 133,947,149	$ 765,379	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $164,030,876. Net unrealized depreciation aggregated $29,318,348, of which $3,867,328 related to appreciated investment securities and $33,185,676 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2009

1.830285.103

VIPF2005-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.0%
	Shares	Value
Domestic Equity Funds - 37.2%
VIP Contrafund Portfolio Initial Class	25,044	$ 352,115
VIP Equity-Income Portfolio Initial Class	34,289	391,578
VIP Growth & Income Portfolio Initial Class	50,042	403,840
VIP Growth Portfolio Initial Class	18,342	398,214
VIP Mid Cap Portfolio Initial Class	8,925	157,791
VIP Value Portfolio Initial Class	59,186	339,728
VIP Value Strategies Portfolio Initial Class	34,707	150,973
TOTAL DOMESTIC EQUITY FUNDS		2,194,239
International Equity Funds - 7.8%
VIP Overseas Portfolio Initial Class	45,177	463,973
TOTAL EQUITY FUNDS (Cost $4,617,314)		2,658,212
Fixed-Income Funds - 40.3%
	Shares	Value
High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Initial Class	72,241	$ 304,856
Investment Grade Fixed-Income Funds - 35.1%
VIP Investment Grade Bond Portfolio Initial Class	181,764	2,072,108
TOTAL FIXED-INCOME FUNDS (Cost $2,666,083)		2,376,964
Short-Term Funds - 14.7%

VIP Money Market Portfolio Initial Class (Cost $869,088)	869,088	869,088
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,152,485)		$ 5,904,264
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,904,264	$ 5,904,264	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,330,049. Net unrealized depreciation aggregated $2,425,785, of which $4,972 related to appreciated investment securities and $2,430,757 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2009

1.830288.103

VIPF2010-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.1%
	Shares	Value
Domestic Equity Funds - 38.8%
VIP Contrafund Portfolio Initial Class	415,205	$ 5,837,775
VIP Equity-Income Portfolio Initial Class	569,346	6,501,935
VIP Growth & Income Portfolio Initial Class	831,697	6,711,795
VIP Growth Portfolio Initial Class	303,516	6,589,327
VIP Mid Cap Portfolio Initial Class	147,702	2,611,374
VIP Value Portfolio Initial Class	984,150	5,649,020
VIP Value Strategies Portfolio Initial Class	578,023	2,514,402
TOTAL DOMESTIC EQUITY FUNDS		36,415,628
International Equity Funds - 9.3%
VIP Overseas Portfolio Initial Class	847,038	8,699,078
TOTAL EQUITY FUNDS (Cost $82,239,140)		45,114,706
Fixed-Income Funds - 41.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Initial Class	1,147,856	$ 4,843,952
Investment Grade Fixed-Income Funds - 36.4%
VIP Investment Grade Bond Portfolio Initial Class	2,993,092	34,121,252
TOTAL FIXED-INCOME FUNDS (Cost $44,066,454)		38,965,204
Short-Term Funds - 10.4%

VIP Money Market Portfolio Initial Class (Cost $9,745,550)	9,745,550	9,745,550
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $136,051,144)		$ 93,825,460
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 93,825,460	$ 93,825,460	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $137,133,818. Net unrealized depreciation aggregated $43,308,358, of which $234,254 related to appreciated investment securities and $43,542,612 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2009

1.830292.103

VIPF2015-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.5%
	Shares	Value
Domestic Equity Funds - 41.6%
VIP Contrafund Portfolio Initial Class	251,745	$ 3,539,534
VIP Equity-Income Portfolio Initial Class	346,422	3,956,139
VIP Growth & Income Portfolio Initial Class	505,403	4,078,599
VIP Growth Portfolio Initial Class	185,062	4,017,691
VIP Mid Cap Portfolio Initial Class	89,184	1,576,780
VIP Value Portfolio Initial Class	596,613	3,424,561
VIP Value Strategies Portfolio Initial Class	347,685	1,512,429
TOTAL DOMESTIC EQUITY FUNDS		22,105,733
International Equity Funds - 9.9%
VIP Overseas Portfolio Initial Class	515,509	5,294,279
TOTAL EQUITY FUNDS (Cost $47,862,152)		27,400,012
Fixed-Income Funds - 40.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.6%
VIP High Income Portfolio Initial Class	708,791	$ 2,991,097
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Initial Class	1,629,256	18,573,521
TOTAL FIXED-INCOME FUNDS (Cost $24,358,420)		21,564,618
Short-Term Funds - 8.0%

VIP Money Market Portfolio Initial Class (Cost $4,233,682)	4,233,682	4,233,682
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $76,454,254)		$ 53,198,312
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 53,198,312	$ 53,198,312	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $77,015,721. Net unrealized depreciation aggregated $23,817,409, of which $200,043 related to appreciated investment securities and $24,017,452 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2009

1.830298.103

VIPF2020-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.6%
VIP Contrafund Portfolio Initial Class	846,615	$ 11,903,405
VIP Equity-Income Portfolio Initial Class	1,164,503	13,298,622
VIP Growth & Income Portfolio Initial Class	1,697,792	13,701,178
VIP Growth Portfolio Initial Class	619,907	13,458,178
VIP Mid Cap Portfolio Initial Class	300,515	5,313,111
VIP Value Portfolio Initial Class	2,008,018	11,526,023
VIP Value Strategies Portfolio Initial Class	1,172,839	5,101,851
TOTAL DOMESTIC EQUITY FUNDS		74,302,368
International Equity Funds - 12.4%
VIP Overseas Portfolio Initial Class	1,731,418	17,781,660
TOTAL EQUITY FUNDS (Cost $168,917,681)		92,084,028
Fixed-Income Funds - 34.8%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Initial Class	2,607,329	$ 11,002,928
Investment Grade Fixed-Income Funds - 27.2%
VIP Investment Grade Bond Portfolio Initial Class	3,434,268	39,150,652
TOTAL FIXED-INCOME FUNDS (Cost $58,205,191)		50,153,580
Short-Term Funds - 1.2%

VIP Money Market Portfolio Initial Class (Cost $1,770,747)	1,770,747	1,770,747
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $228,893,619)		$ 144,008,355
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 144,008,355	$ 144,008,355	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $230,715,292. Net unrealized depreciation aggregated $86,706,937, of which $486,868 related to appreciated investment securities and $87,193,805 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2009

1.830299.103

VIPF2025-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.4%
	Shares	Value
Domestic Equity Funds - 55.2%
VIP Contrafund Portfolio Initial Class	88,135	$ 1,239,181
VIP Equity-Income Portfolio Initial Class	121,284	1,385,061
VIP Growth & Income Portfolio Initial Class	176,885	1,427,460
VIP Growth Portfolio Initial Class	64,542	1,401,212
VIP Mid Cap Portfolio Initial Class	31,227	552,100
VIP Value Portfolio Initial Class	209,005	1,199,691
VIP Value Strategies Portfolio Initial Class	122,107	531,164
TOTAL DOMESTIC EQUITY FUNDS		7,735,869
International Equity Funds - 13.2%
VIP Overseas Portfolio Initial Class	180,356	1,852,258
TOTAL EQUITY FUNDS (Cost $17,951,147)		9,588,127
Fixed-Income Funds - 31.6%
	Shares	Value
High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Initial Class	260,022	$ 1,097,295
Investment Grade Fixed-Income Funds - 23.8%
VIP Investment Grade Bond Portfolio Initial Class	291,894	3,327,596
TOTAL FIXED-INCOME FUNDS (Cost $5,208,926)		4,424,891
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $23,160,073)		$ 14,013,018
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,013,018	$ 14,013,018	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $23,434,848. Net unrealized depreciation aggregated $9,421,830, of which $37,080 related to appreciated investment securities and $9,458,910 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2009

1.830294.103

VIPF2030-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.5%
	Shares	Value
Domestic Equity Funds - 63.3%
VIP Contrafund Portfolio Initial Class	302,412	$ 4,251,909
VIP Equity-Income Portfolio Initial Class	414,804	4,737,056
VIP Growth & Income Portfolio Initial Class	606,522	4,894,631
VIP Growth Portfolio Initial Class	221,513	4,809,057
VIP Mid Cap Portfolio Initial Class	107,530	1,901,132
VIP Value Portfolio Initial Class	716,395	4,112,105
VIP Value Strategies Portfolio Initial Class	419,205	1,823,542
TOTAL DOMESTIC EQUITY FUNDS		26,529,432
International Equity Funds - 15.2%
VIP Overseas Portfolio Initial Class	618,269	6,349,629
TOTAL EQUITY FUNDS (Cost $62,294,635)		32,879,061
Fixed-Income Funds - 21.5%

High Yield Fixed-Income Funds - 8.0%
VIP High Income Portfolio Initial Class	796,911	3,362,963
Investment Grade Fixed-Income Funds - 13.5%
VIP Investment Grade Bond Portfolio Initial Class	494,151	5,633,316
TOTAL FIXED-INCOME FUNDS (Cost $10,971,520)		8,996,279
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $73,266,155)		$ 41,875,340
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 41,875,340	$ 41,875,340	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $74,521,376. Net unrealized depreciation aggregated $32,646,036, of which $98,054 related to appreciated investment securities and $32,744,090 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2009

1.822341.103

VIPFINC-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.3%
	Shares	Value
Domestic Equity Funds - 19.3%
VIP Contrafund Portfolio Initial Class	31,724	$ 446,043
VIP Equity-Income Portfolio Initial Class	43,776	499,918
VIP Growth & Income Portfolio Initial Class	63,725	514,264
VIP Growth Portfolio Initial Class	23,230	504,323
VIP Mid Cap Portfolio Initial Class	11,201	198,033
VIP Value Portfolio Initial Class	75,599	433,941
VIP Value Strategies Portfolio Initial Class	44,265	192,552
TOTAL EQUITY FUNDS (Cost $4,489,537)		2,789,074
Fixed-Income Funds - 40.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Initial Class	173,486	$ 732,110
Investment Grade Fixed-Income Funds - 35.8%
VIP Investment Grade Bond Portfolio Initial Class	454,622	5,182,692
TOTAL FIXED-INCOME FUNDS (Cost $6,631,460)		5,914,802
Short-Term Funds - 39.8%

VIP Money Market Portfolio Initial Class (Cost $5,748,491)	5,748,491	5,748,491
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $16,869,488)		$ 14,452,367
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,452,367	$ 14,452,367	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $17,015,702. Net unrealized depreciation aggregated $2,563,335, of which $32,067 related to appreciated investment securities and $2,595,402 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2009

1.830289.103

VIPFLI-I-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 42.7%
	Shares	Value
Domestic Equity Funds - 34.5%
VIP Contrafund Portfolio Investor Class	27,505	$ 385,346
VIP Equity-Income Portfolio Investor Class	37,797	430,502
VIP Growth & Income Portfolio Investor Class	54,968	442,493
VIP Growth Portfolio Investor Class	20,134	435,901
VIP Mid Cap Portfolio Investor Class	9,802	172,807
VIP Value Portfolio Investor Class	65,053	373,406
VIP Value Strategies Portfolio Investor Class	38,287	165,781
TOTAL DOMESTIC EQUITY FUNDS		2,406,236
International Equity Funds - 8.2%
VIP Overseas Portfolio Investor Class R	55,623	570,136
TOTAL EQUITY FUNDS (Cost $5,591,392)		2,976,372
Fixed-Income Funds - 42.7%
	Shares	Value
High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Investor Class	85,869	$ 361,507
Investment Grade Fixed-Income Funds - 37.5%
VIP Investment Grade Bond Portfolio Investor Class	229,426	2,608,578
TOTAL FIXED-INCOME FUNDS (Cost $3,389,902)		2,970,085
Short-Term Funds - 14.6%

VIP Money Market Portfolio Investor Class (Cost $1,018,033)	1,018,033	1,018,033
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,999,327)		$ 6,964,490
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,964,490	$ 6,964,490	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $10,073,809. Net unrealized depreciation aggregated $3,109,319, of which $3,828 related to appreciated investment securities and $3,113,147 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2009

1.830294.103

VIPFLI-II-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 43.4%
VIP Contrafund Portfolio Investor Class	59,635	$ 835,482
VIP Equity-Income Portfolio Investor Class	81,973	933,677
VIP Growth & Income Portfolio Investor Class	119,361	960,854
VIP Growth Portfolio Investor Class	43,574	943,388
VIP Mid Cap Portfolio Investor Class	21,165	373,146
VIP Value Portfolio Investor Class	141,096	809,893
VIP Value Strategies Portfolio Investor Class	83,006	359,416
TOTAL DOMESTIC EQUITY FUNDS		5,215,856
International Equity Funds - 10.4%
VIP Overseas Portfolio Investor Class R	121,817	1,248,626
TOTAL EQUITY FUNDS (Cost $12,692,327)		6,464,482
Fixed-Income Funds - 41.2%
	Shares	Value
High Yield Fixed-Income Funds - 6.4%
VIP High Income Portfolio Investor Class	183,510	$ 772,575
Investment Grade Fixed-Income Funds - 34.8%
VIP Investment Grade Bond Portfolio Investor Class	367,321	4,176,436
TOTAL FIXED-INCOME FUNDS (Cost $5,678,491)		4,949,011
Short-Term Funds - 5.0%

VIP Money Market Portfolio Investor Class (Cost $605,197)	605,197	605,197
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $18,976,015)		$ 12,018,690
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 12,018,690	$ 12,018,690	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $19,137,191. Net unrealized depreciation aggregated $7,118,501, of which $17,453 related to appreciated investment securities and $7,135,954 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2009

1.830300.103

VIPFLI-III-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.5%
	Shares	Value
Domestic Equity Funds - 56.9%
VIP Contrafund Portfolio Investor Class	32,283	$ 452,281
VIP Equity-Income Portfolio Investor Class	44,334	504,962
VIP Growth & Income Portfolio Investor Class	64,582	519,884
VIP Growth Portfolio Investor Class	23,615	511,273
VIP Mid Cap Portfolio Investor Class	11,448	201,829
VIP Value Portfolio Investor Class	76,292	437,916
VIP Value Strategies Portfolio Investor Class	44,804	193,999
TOTAL DOMESTIC EQUITY FUNDS		2,822,144
International Equity Funds - 13.6%
VIP Overseas Portfolio Investor Class R	65,908	675,559
TOTAL EQUITY FUNDS (Cost $6,769,354)		3,497,703
Fixed-Income Funds - 29.5%
	Shares	Value
High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	92,261	$ 388,420
Investment Grade Fixed-Income Funds - 21.7%
VIP Investment Grade Bond Portfolio Investor Class	94,586	1,075,448
TOTAL FIXED-INCOME FUNDS (Cost $1,738,575)		1,463,868
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $965)	965	965
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,508,894)		$ 4,962,536
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,962,536	$ 4,962,536	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,594,734. Net unrealized depreciation aggregated $3,632,198, of which $10,982 related to appreciated investment securities and $3,643,180 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2009

1.847118.102

VF20-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.9%
	Shares	Value
Domestic Equity Funds - 20.9%
Fidelity 130/30 Large Cap Fund	50,092	$ 276,006
Fidelity Blue Chip Growth Fund	18,731	467,907
Fidelity Contrafund	50,330	2,130,460
Fidelity Disciplined Equity Fund	24,805	383,739
Fidelity Dividend Growth Fund	122,331	1,767,680
Fidelity Equity-Income Fund	16,326	436,720
Fidelity Equity-Income II Fund	655	7,459
Fidelity Fund	110,650	2,293,766
Fidelity Growth Company Fund	32,200	1,535,959
Fidelity Independence Fund	309	4,008
Fidelity Large Cap Stock Fund	26,091	245,781
Fidelity Large Cap Value Fund	83,019	581,966
Fidelity Leveraged Company Stock Fund	191	2,423
Fidelity Magellan Fund	2,894	129,181
Fidelity Mega Cap Stock Fund	21,064	128,493
Fidelity Mid-Cap Stock Fund	2,740	40,464
Fidelity Real Estate Investment Portfolio	14,623	146,965
Fidelity Select Air Transportation Portfolio	10,131	184,083
Fidelity Select Banking Portfolio	69,458	683,471
Fidelity Select Biotechnology Portfolio (a)	26,293	1,512,395
Fidelity Select Chemicals Portfolio	5,294	257,976
Fidelity Select Computers Portfolio (a)	2,318	62,272
Fidelity Select Construction & Housing Portfolio	17,584	364,871
Fidelity Select Consumer Discretionary Portfolio	13,886	182,601
Fidelity Select Consumer Staples Portfolio	45,479	2,079,750
Fidelity Select Defense & Aerospace Portfolio	1,260	51,681
Fidelity Select Energy Portfolio	72,351	2,057,657
Fidelity Select Energy Services Portfolio	10,272	363,831
Fidelity Select Environmental Portfolio	16,043	176,949
Fidelity Select Financial Services Portfolio	16,210	587,143
Fidelity Select Gold Portfolio	27,917	952,237
Fidelity Select Health Care Portfolio	1,074	85,798
Fidelity Select Industrials Portfolio	47,991	536,537
Fidelity Select Insurance Portfolio	9,611	259,012
Fidelity Select IT Services Portfolio (a)	34,168	389,173
Fidelity Select Leisure Portfolio	9,712	491,218
Fidelity Select Medical Delivery Portfolio	25,164	658,781
Fidelity Select Medical Equipment & Systems Portfolio	39,220	724,399
Fidelity Select Multimedia Portfolio	4,226	83,935
Fidelity Select Natural Resources Portfolio	4,769	86,983
Fidelity Select Pharmaceuticals Portfolio	180,975	1,529,237
Fidelity Select Retailing Portfolio	6,828	215,425

	Shares	Value
Fidelity Select Software & Computer Services Portfolio (a)	21,641	$ 1,047,413
Fidelity Select Technology Portfolio	16,811	708,899
Fidelity Select Telecommunications Portfolio	17,169	499,802
Fidelity Select Transportation Portfolio	8,768	222,446
Fidelity Small Cap Growth Fund (a)	9,604	77,796
Fidelity Small Cap Stock Fund	4,960	46,428
Fidelity Small Cap Value Fund	148,139	1,211,778
Fidelity Telecom and Utilities Fund	91,696	1,082,010
Spartan Extended Market Index Fund Investor Class	55,471	1,128,839
Spartan Total Market Index Fund Investor Class	101,949	2,283,664
VIP Mid Cap Portfolio Investor Class	78	1,373
TOTAL DOMESTIC EQUITY FUNDS		33,466,840
International Equity Funds - 0.0%
Fidelity International Discovery Fund	209	4,266
Fidelity International Small Cap Opportunities Fund	538	2,915
Fidelity International Value Fund	747	3,815
Fidelity Overseas Fund	411	8,783
TOTAL INTERNATIONAL EQUITY FUNDS		19,779
TOTAL EQUITY FUNDS (Cost $41,560,823)		33,486,619
Fixed-Income Funds - 49.4%

Fixed-Income Funds - 49.4%
Fidelity High Income Fund	2,353	14,662
Fidelity U.S. Bond Index Fund	7,340,498	78,910,354
TOTAL FIXED-INCOME FUNDS (Cost $78,817,616)		78,925,016
Money Market Funds - 29.7%

Fidelity Institutional Money Market Portfolio Class I	12,717,960	12,717,960
Fidelity Institutional Prime Money Market Portfolio Class I	27,808,513	27,808,513
Fidelity Select Money Market Portfolio	7,016,757	7,016,757
TOTAL MONEY MARKET FUNDS (Cost $47,543,230)		47,543,230
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $167,921,669)		$ 159,954,865
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 159,954,865	$ 159,954,865	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $168,093,682. Net unrealized depreciation aggregated $8,138,817, of which $1,132,260 related to appreciated investment securities and $9,271,077 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2009

1.847119.102

VF50-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity 130/30 Large Cap Fund	167,379	$ 922,260
Fidelity Blue Chip Growth Fund	73,966	1,847,682
Fidelity Contrafund	254,849	10,787,756
Fidelity Disciplined Equity Fund	293,214	4,536,014
Fidelity Dividend Growth Fund	506,241	7,315,182
Fidelity Equity-Income Fund	60,314	1,613,409
Fidelity Equity-Income II Fund	492	5,605
Fidelity Fund	289,926	6,010,169
Fidelity Growth Company Fund	100,522	4,794,898
Fidelity Independence Fund	973	12,624
Fidelity Large Cap Stock Fund	306,396	2,886,249
Fidelity Large Cap Value Fund	807,891	5,663,316
Fidelity Leveraged Company Stock Fund	750	9,522
Fidelity Magellan Fund	3,540	158,003
Fidelity Mega Cap Stock Fund	36,334	221,638
Fidelity Mid Cap Value Fund	192,535	1,559,536
Fidelity Mid-Cap Stock Fund	6,789	100,266
Fidelity Nasdaq Composite Index Fund	12,929	261,950
Fidelity Real Estate Investment Portfolio	932	9,371
Fidelity Select Air Transportation Portfolio	44,067	800,701
Fidelity Select Banking Portfolio	253,277	2,492,248
Fidelity Select Biotechnology Portfolio (a)	86,707	4,987,382
Fidelity Select Chemicals Portfolio	23,202	1,130,656
Fidelity Select Computers Portfolio (a)	13,551	363,973
Fidelity Select Construction & Housing Portfolio	76,375	1,584,779
Fidelity Select Consumer Discretionary Portfolio	53,645	705,430
Fidelity Select Consumer Staples Portfolio	185,349	8,476,022
Fidelity Select Defense & Aerospace Portfolio	3,246	133,184
Fidelity Select Energy Portfolio	299,733	8,524,417
Fidelity Select Energy Services Portfolio	26,708	946,001
Fidelity Select Environmental Portfolio	78,191	862,449
Fidelity Select Financial Services Portfolio	62,782	2,273,971
Fidelity Select Gold Portfolio	203,299	6,934,533
Fidelity Select Health Care Portfolio	3,551	283,765
Fidelity Select Industrials Portfolio	187,050	2,091,216
Fidelity Select Insurance Portfolio	75,789	2,042,507
Fidelity Select IT Services Portfolio (a)	101,616	1,157,409
Fidelity Select Leisure Portfolio	36,391	1,840,644
Fidelity Select Medical Delivery Portfolio	84,994	2,225,137
Fidelity Select Medical Equipment & Systems Portfolio	133,738	2,470,140
Fidelity Select Multimedia Portfolio	20,049	398,183
Fidelity Select Natural Resources Portfolio	17,803	324,735

	Shares	Value
Fidelity Select Pharmaceuticals Portfolio	617,190	$ 5,215,256
Fidelity Select Retailing Portfolio	24,086	759,904
Fidelity Select Software & Computer Services Portfolio (a)	89,758	4,344,290
Fidelity Select Technology Portfolio	91,793	3,870,907
Fidelity Select Telecommunications Portfolio	78,315	2,279,740
Fidelity Select Transportation Portfolio	38,798	984,302
Fidelity Small Cap Growth Fund (a)	273,809	2,217,855
Fidelity Small Cap Stock Fund	10,046	94,034
Fidelity Small Cap Value Fund	10,644	87,067
Fidelity Telecom and Utilities Fund	370,975	4,377,502
Spartan Extended Market Index Fund Investor Class	405,003	8,241,807
Spartan Total Market Index Fund Investor Class	391,082	8,760,230
Spartan U.S. Equity Index Fund Investor Class	61,772	1,754,336
VIP Mid Cap Portfolio Investor Class	81,788	1,441,930
TOTAL DOMESTIC EQUITY FUNDS		146,194,092
International Equity Funds - 4.9%
Fidelity China Region Fund	65,761	1,119,908
Fidelity Diversified International Fund	25,068	475,540
Fidelity International Discovery Fund	24,473	499,982
Fidelity International Value Fund	18,148	92,737
Fidelity Overseas Fund	271	5,790
Spartan International Index Fund Investor Class	603,306	13,562,309
TOTAL INTERNATIONAL EQUITY FUNDS		15,756,266
TOTAL EQUITY FUNDS (Cost $211,922,887)		161,950,358
Fixed-Income Funds - 39.2%

Fixed-Income Funds - 39.2%
Fidelity High Income Fund	3,284	20,459
Fidelity U.S. Bond Index Fund	11,617,954	124,893,007
TOTAL FIXED-INCOME FUNDS (Cost $125,017,094)		124,913,466
Money Market Funds - 10.0%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $31,915,446)	31,915,446	31,915,446
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $368,855,427)		$ 318,779,270
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 318,779,270	$ 318,779,270	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $369,534,868. Net unrealized depreciation aggregated $50,755,598, of which $3,731,127 related to appreciated investment securities and $54,486,725 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 60% Portfolio

March 31, 2009

1.856870.101

VIPFM-60-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.1%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity 130/30 Large Cap Fund	787,691	$ 4,340,175
Fidelity Blue Chip Growth Fund	88,092	2,200,539
Fidelity Contrafund	511,097	21,634,721
Fidelity Disciplined Equity Fund	113,024	1,748,478
Fidelity Dividend Growth Fund	1,733,718	25,052,221
Fidelity Equity-Income Fund	72,036	1,926,951
Fidelity Equity-Income II Fund	5,784	65,820
Fidelity Fund	615,895	12,767,508
Fidelity Growth Company Fund	341,830	16,305,290
Fidelity Independence Fund	3,061	39,726
Fidelity Large Cap Stock Fund	372,755	3,511,354
Fidelity Large Cap Value Fund	1,804,367	12,648,615
Fidelity Leveraged Company Stock Fund	115,021	1,459,612
Fidelity Magellan Fund	3,400	151,738
Fidelity Mega Cap Stock Fund	47,206	287,955
Fidelity Mid Cap Value Fund	346,856	2,809,533
Fidelity Real Estate Investment Portfolio	15,485	155,628
Fidelity Select Air Transportation Portfolio	147,040	2,671,709
Fidelity Select Banking Portfolio	833,108	8,197,785
Fidelity Select Biotechnology Portfolio (a)	234,529	13,490,128
Fidelity Select Chemicals Portfolio	64,357	3,136,098
Fidelity Select Computers Portfolio (a)	46,105	1,238,373
Fidelity Select Construction & Housing Portfolio	238,759	4,954,259
Fidelity Select Consumer Discretionary Portfolio	217,036	2,854,025
Fidelity Select Consumer Staples Portfolio	520,640	23,808,848
Fidelity Select Defense & Aerospace Portfolio	16,615	681,709
Fidelity Select Energy Portfolio	650,068	18,487,924
Fidelity Select Energy Services Portfolio	206,766	7,323,647
Fidelity Select Environmental Portfolio	201,021	2,217,261
Fidelity Select Financial Services Portfolio	233,310	8,450,505
Fidelity Select Gold Portfolio	454,909	15,516,962
Fidelity Select Health Care Portfolio	12,059	963,722
Fidelity Select Industrials Portfolio	667,870	7,466,791
Fidelity Select Insurance Portfolio	269,801	7,271,148
Fidelity Select IT Services Portfolio (a)	445,536	5,074,651
Fidelity Select Leisure Portfolio	103,548	5,237,450
Fidelity Select Medical Delivery Portfolio	151,496	3,966,153
Fidelity Select Medical Equipment & Systems Portfolio	360,921	6,666,212
Fidelity Select Multimedia Portfolio	51,634	1,025,457
Fidelity Select Natural Resources Portfolio	132,254	2,412,308
Fidelity Select Pharmaceuticals Portfolio	1,617,629	13,668,963

	Shares	Value
Fidelity Select Retailing Portfolio	96,800	$ 3,054,039
Fidelity Select Software & Computer Services Portfolio (a)	262,512	12,705,561
Fidelity Select Technology Portfolio	274,037	11,556,137
Fidelity Select Telecommunications Portfolio	219,955	6,402,887
Fidelity Select Transportation Portfolio	142,230	3,608,370
Fidelity Small Cap Growth Fund (a)	243,572	1,972,932
Fidelity Small Cap Value Fund	970,249	7,936,634
Fidelity Telecom and Utilities Fund	1,277,634	15,076,085
Fidelity Value Fund	29,658	1,012,225
Spartan Total Market Index Fund Investor Class	851,585	19,075,499
Spartan U.S. Equity Index Fund Investor Class	157,664	4,477,662
VIP Mid Cap Portfolio Investor Class	221,181	3,899,416
TOTAL DOMESTIC EQUITY FUNDS		364,665,399
International Equity Funds - 9.9%
Fidelity China Region Fund	402,795	6,859,592
Fidelity Diversified International Fund	135,722	2,574,637
Fidelity Emerging Markets Fund	91,208	1,147,396
Fidelity International Discovery Fund	551,117	11,259,311
Fidelity International Value Fund	64,630	330,257
Fidelity Overseas Fund	1,109	23,718
Spartan International Index Fund Investor Class	2,152,717	48,393,072
TOTAL INTERNATIONAL EQUITY FUNDS		70,587,983
TOTAL EQUITY FUNDS (Cost $515,748,362)		435,253,382
Fixed-Income Funds - 34.2%

Fidelity Floating Rate High Income Fund	22,815	186,851
Fidelity High Income Fund	28,580	178,054
Fidelity U.S. Bond Index Fund	22,631,244	243,285,873
TOTAL FIXED-INCOME FUNDS (Cost $243,039,938)		243,650,778
Money Market Funds - 4.7%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $33,629,362)	33,629,362	33,629,362
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $792,417,662)		$ 712,533,522
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 712,533,522	$ 712,533,522	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $794,283,277. Net unrealized depreciation aggregated $81,749,755, of which $12,035,110 related to appreciated investment securities and $93,784,865 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2009

1.830296.103

VF70-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.8%
	Shares	Value
Domestic Equity Funds - 60.9%
Fidelity 130/30 Large Cap Fund	152,729	$ 841,535
Fidelity Blue Chip Growth Fund	59,355	1,482,685
Fidelity Contrafund	252,594	10,692,302
Fidelity Disciplined Equity Fund	344,243	5,325,433
Fidelity Dividend Growth Fund	639,829	9,245,533
Fidelity Equity-Income Fund	46,325	1,239,206
Fidelity Equity-Income II Fund	486	5,528
Fidelity Fund	375,361	7,781,225
Fidelity Growth Company Fund	73,377	3,500,088
Fidelity Independence Fund	558	7,248
Fidelity Large Cap Stock Fund	872,220	8,216,311
Fidelity Large Cap Value Fund	1,170,652	8,206,270
Fidelity Leveraged Company Stock Fund	944	11,980
Fidelity Magellan Fund	1,010	45,061
Fidelity Mega Cap Stock Fund	30,912	188,565
Fidelity Mid Cap Value Fund	57,342	464,466
Fidelity Mid-Cap Stock Fund	7,483	110,531
Fidelity Nasdaq Composite Index Fund	54,206	1,098,223
Fidelity Real Estate Investment Portfolio	22,189	222,999
Fidelity Select Air Transportation Portfolio	38,769	704,437
Fidelity Select Banking Portfolio	248,451	2,444,756
Fidelity Select Biotechnology Portfolio (a)	85,166	4,898,732
Fidelity Select Chemicals Portfolio	22,602	1,101,378
Fidelity Select Computers Portfolio (a)	52,077	1,398,797
Fidelity Select Construction & Housing Portfolio	84,372	1,750,725
Fidelity Select Consumer Discretionary Portfolio	46,385	609,959
Fidelity Select Consumer Staples Portfolio	243,209	11,121,963
Fidelity Select Defense & Aerospace Portfolio	3,017	123,773
Fidelity Select Energy Portfolio	331,140	9,417,636
Fidelity Select Energy Services Portfolio	17,762	629,146
Fidelity Select Environmental Portfolio	66,485	733,328
Fidelity Select Financial Services Portfolio	76,702	2,778,160
Fidelity Select Gold Portfolio	196,801	6,712,870
Fidelity Select Health Care Portfolio	3,569	285,206
Fidelity Select Industrials Portfolio	161,916	1,810,224
Fidelity Select Insurance Portfolio	95,383	2,570,569
Fidelity Select IT Services Portfolio (a)	83,981	956,543
Fidelity Select Leisure Portfolio	41,821	2,115,322
Fidelity Select Medical Delivery Portfolio	79,666	2,085,664
Fidelity Select Medical Equipment & Systems Portfolio	188,145	3,475,046
Fidelity Select Multimedia Portfolio	20,854	414,167
Fidelity Select Natural Resources Portfolio	9,538	173,965
Fidelity Select Pharmaceuticals Portfolio	575,297	4,861,256
Fidelity Select Retailing Portfolio	19,650	619,944

	Shares	Value
Fidelity Select Software & Computer Services Portfolio (a)	110,709	$ 5,358,326
Fidelity Select Technology Portfolio	93,580	3,946,248
Fidelity Select Telecommunications Portfolio	79,099	2,302,586
Fidelity Select Transportation Portfolio	72,087	1,828,841
Fidelity Small Cap Growth Fund (a)	453,131	3,670,361
Fidelity Small Cap Stock Fund	9,746	91,220
Fidelity Small Cap Value Fund	88,459	723,594
Fidelity Telecom and Utilities Fund	443,044	5,227,920
Fidelity Value Discovery Fund	2,209	19,485
Fidelity Value Fund	25,230	861,086
Spartan Extended Market Index Fund Investor Class	466,711	9,497,578
Spartan Total Market Index Fund Investor Class	401,678	8,997,594
Spartan U.S. Equity Index Fund Investor Class	312,060	8,862,501
VIP Mid Cap Portfolio Investor Class	191,427	3,374,851
TOTAL DOMESTIC EQUITY FUNDS		177,240,946
International Equity Funds - 9.1%
Fidelity China Region Fund	129,210	2,200,448
Fidelity Diversified International Fund	33,000	626,009
Fidelity Emerging Markets Fund	142,521	1,792,920
Fidelity International Discovery Fund	8,558	174,834
Fidelity International Value Fund	22,037	112,609
Fidelity Overseas Fund	805	17,204
Spartan International Index Fund Investor Class	1,062,121	23,876,469
TOTAL INTERNATIONAL EQUITY FUNDS		28,800,493
TOTAL EQUITY FUNDS (Cost $281,239,220)		206,041,439
Fixed-Income Funds - 24.1%

Fixed-Income Funds - 24.1%
Fidelity High Income Fund	105	655
Fidelity U.S. Bond Index Fund	6,505,263	69,931,574
TOTAL FIXED-INCOME FUNDS (Cost $69,856,097)		69,932,229
Money Market Funds - 5.1%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $14,916,679)	14,916,679	14,916,679
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $366,011,996)	$ 290,890,347
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 290,890,347	$ 290,890,347	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $366,379,266. Net unrealized depreciation aggregated $75,488,919, of which $3,141,699 related to appreciated investment securities and $78,630,618 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2009

1.847121.102

VF85-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.5%
	Shares	Value
Domestic Equity Funds - 70.5%
Fidelity 130/30 Large Cap Fund	189,404	$ 1,043,618
Fidelity Blue Chip Growth Fund	17,686	441,797
Fidelity Contrafund	76,721	3,247,590
Fidelity Disciplined Equity Fund	128,248	1,984,000
Fidelity Dividend Growth Fund	215,035	3,107,262
Fidelity Equity-Income Fund	13,118	350,912
Fidelity Equity-Income II Fund	1,281	14,580
Fidelity Growth Company Fund	43,051	2,053,542
Fidelity Independence Fund	419	5,441
Fidelity Large Cap Stock Fund	362,308	3,412,943
Fidelity Large Cap Value Fund	504,463	3,536,286
Fidelity Leveraged Company Stock Fund	8,167	103,633
Fidelity Magellan Fund	967	43,174
Fidelity Mega Cap Stock Fund	1,647	10,049
Fidelity Mid Cap Value Fund	45,464	368,257
Fidelity Mid-Cap Stock Fund	2,773	40,951
Fidelity Nasdaq Composite Index Fund	20,633	418,028
Fidelity Real Estate Investment Portfolio	11,679	117,371
Fidelity Select Air Transportation Portfolio	22,752	413,406
Fidelity Select Banking Portfolio	151,466	1,490,426
Fidelity Select Biotechnology Portfolio (a)	43,530	2,503,862
Fidelity Select Chemicals Portfolio	12,521	610,159
Fidelity Select Computers Portfolio (a)	22,019	591,431
Fidelity Select Construction & Housing Portfolio	40,406	838,434
Fidelity Select Consumer Discretionary Portfolio	23,438	308,209
Fidelity Select Consumer Staples Portfolio	124,529	5,694,706
Fidelity Select Defense & Aerospace Portfolio	3,177	130,347
Fidelity Select Energy Portfolio	168,211	4,783,932
Fidelity Select Energy Services Portfolio	10,169	360,187
Fidelity Select Environmental Portfolio	35,746	394,280
Fidelity Select Financial Services Portfolio	39,868	1,444,018
Fidelity Select Gold Portfolio	102,743	3,504,549
Fidelity Select Health Care Portfolio	2,064	164,978
Fidelity Select Industrials Portfolio	109,676	1,226,181
Fidelity Select Insurance Portfolio	34,452	928,474
Fidelity Select IT Services Portfolio (a)	75,660	861,765
Fidelity Select Leisure Portfolio	21,140	1,069,282
Fidelity Select Medical Delivery Portfolio	20,559	538,246
Fidelity Select Medical Equipment & Systems Portfolio	112,606	2,079,829
Fidelity Select Multimedia Portfolio	11,194	222,318
Fidelity Select Natural Resources Portfolio	9,538	173,965
Fidelity Select Pharmaceuticals Portfolio	308,036	2,602,908

	Shares	Value
Fidelity Select Retailing Portfolio	11,507	$ 363,059
Fidelity Select Software & Computer Services Portfolio (a)	55,979	2,709,394
Fidelity Select Technology Portfolio	27,968	1,179,424
Fidelity Select Telecommunications Portfolio	39,820	1,159,160
Fidelity Select Transportation Portfolio	38,500	976,733
Fidelity Small Cap Growth Fund (a)	108,168	876,161
Fidelity Small Cap Stock Fund	3,785	35,432
Fidelity Small Cap Value Fund	129,738	1,061,258
Fidelity Stock Selector Fund	198	3,098
Fidelity Telecom and Utilities Fund	270,855	3,196,093
Fidelity Value Discovery Fund	729	6,428
Spartan Extended Market Index Fund Investor Class	132,258	2,691,446
Spartan Total Market Index Fund Investor Class	148,968	3,336,885
Spartan U.S. Equity Index Fund Investor Class	174,059	4,943,285
VIP Mid Cap Portfolio Investor Class	53,292	939,541
TOTAL DOMESTIC EQUITY FUNDS		76,712,723
International Equity Funds - 15.0%
Fidelity China Region Fund	70,978	1,208,755
Fidelity Diversified International Fund	6,975	132,312
Fidelity Emerging Markets Fund	52,867	665,067
Fidelity International Discovery Fund	15,970	326,265
Fidelity International Value Fund	4,444	22,711
Fidelity Overseas Fund	317	6,770
Spartan International Index Fund Investor Class	620,496	13,948,741
TOTAL INTERNATIONAL EQUITY FUNDS		16,310,621
TOTAL EQUITY FUNDS (Cost $121,108,108)		93,023,344
Fixed-Income Funds - 14.5%

Fixed-Income Funds - 14.5%
Fidelity U.S. Bond Index Fund (Cost $15,696,383)	1,467,178	15,772,157
Money Market Funds - 0.0%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $19,493)	19,493	19,493
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $136,823,984)		$ 108,814,994
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 108,814,994	$ 108,814,994	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $137,098,576. Net unrealized depreciation aggregated $28,283,582, of which $1,820,583 related to appreciated investment securities and $30,104,165 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2009

1.799863.105

VIPIGB-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.0%
	Shares	Value
HIGH YIELD FIXED-INCOME FUNDS - 1.6%
Fidelity Specialized High Income Central Fund (c)	487,591	$ 37,885,795
INVESTMENT GRADE FIXED-INCOME FUNDS - 96.4%
Fidelity VIP Investment Grade Central Fund (c)	24,122,232	2,298,607,459
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,534,365,375)		2,336,493,254
Nonconvertible Bonds - 0.2%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	$ 1,750,000	1,489,528
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17	2,425,000	2,127,938
TOTAL NONCONVERTIBLE BONDS (Cost $3,752,630)		3,617,466
Asset-Backed Securities - 0.1%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.945% 1/22/13 (a)(b)	1,800,000	90,000
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	968,234	242,058
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	369,863
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	247,367
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	579,634	231,854
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	1,803
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	340,750
TOTAL ASSET-BACKED SECURITIES (Cost $5,666,607)		1,523,695
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
Banc of America Mortgage Securities, Inc. Series 2005-H Class 2A2, 4.8032% 9/25/35 (b)	1,915,228	611,950
Collateralized Mortgage Obligations - 0.8%
	Principal Amount	Value
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.2519% 11/25/35 (b)	$ 11,541,891	$ 4,550,034
Class 2A3, 3.3225% 11/25/35 (b)	2,834,460	994,208
Series 2005-56:
Class 4A1, 0.8319% 11/25/35 (b)	2,227,107	824,030
Class 5A1, 0.8419% 11/25/35 (b)	3,328,597	1,267,935
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.7619% 4/25/36 (b)	5,873,163	2,080,091
Series 2006-5 Class A1A, 0.7119% 7/25/36 (b)	4,809,020	1,640,868
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.7319% 5/25/47 (b)	960,000	358,403
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6919% 2/25/37 (b)	2,227,652	757,402
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 2.823% 1/25/46 (b)	5,359,686	1,929,487
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.7119% 7/25/46 (b)	9,624,354	3,887,175
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 4.6394% 3/25/35 (b)	1,461,371	605,664
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,602,546)		19,507,247
Cash Equivalents - 0.8%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Government Obligations) # (Cost $19,819,000)	$ 19,819,085	19,819,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,590,206,158)	2,380,960,662
NET OTHER ASSETS - 0.1%	2,149,141
NET ASSETS - 100%	$ 2,383,109,803
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,013,223 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,819,000 due 4/01/09 at 0.16%
BNP Paribas Securities Corp.	$ 13,407,273
ING Financial Markets LLC	665,753
J.P. Morgan Securities, Inc.	5,745,974
$ 19,819,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 796,055
Fidelity VIP Investment Grade Central Fund	29,505,153
Total	$ 30,301,208
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,045,212	$ 796,055	$ -	$ 37,885,795	9.7%
Fidelity VIP Investment Grade Central Fund	2,316,100,909	29,513,221	59,920,671	2,298,607,459	74.0%
Total	$ 2,351,146,121	$ 30,309,276	$ 59,920,671	$ 2,336,493,254
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,380,960,662	$ 2,336,493,254	$ 44,233,751	$ 233,657
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,645,453
Total Realized Gain (Loss)	10,940
Total Unrealized Gain (Loss)	786,926
Cost of Purchases	-
Proceeds of Sales	(25,612)
Amortization/Accretion	(1,421,696)
Transfer in/out of Level 3	(762,354)
Ending Balance	$ 233,657

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,535,298,894. Net unrealized depreciation aggregated $154,338,232, of which $1,102,905 related to appreciated investment securities and $155,441,137 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2005 Portfolio

March 31, 2009

1.830286.103

VIPIFF2005-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.7%
	Shares	Value
Domestic Equity Funds - 36.9%
VIP Contrafund Portfolio Investor Class	26,106	$ 365,752
VIP Equity-Income Portfolio Investor Class	35,611	405,605
VIP Growth & Income Portfolio Investor Class	52,188	420,111
VIP Growth Portfolio Investor Class	19,116	413,872
VIP Mid Cap Portfolio Investor Class	9,361	165,031
VIP Value Portfolio Investor Class	61,308	351,907
VIP Value Strategies Portfolio Investor Class	36,109	156,351
TOTAL DOMESTIC EQUITY FUNDS		2,278,629
International Equity Funds - 7.8%
VIP Overseas Portfolio Investor Class R	46,815	479,857
TOTAL EQUITY FUNDS (Cost $5,141,497)		2,758,486
Fixed-Income Funds - 40.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Investor Class	76,395	$ 321,621
Investment Grade Fixed-Income Funds - 35.3%
VIP Investment Grade Bond Portfolio Investor Class	191,823	2,181,028
TOTAL FIXED-INCOME FUNDS (Cost $2,814,955)		2,502,649
Short-Term Funds - 14.8%

VIP Money Market Portfolio Investor Class (Cost $913,388)	913,388	913,388
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,869,840)		$ 6,174,523
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,174,523	$ 6,174,523	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,975,642. Net unrealized depreciation aggregated $2,801,119, of which $8,500 related to appreciated investment securities and $2,809,619 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2010 Portfolio

March 31, 2009

1.830287.103

VIPIFF2010-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.0%
	Shares	Value
Domestic Equity Funds - 38.8%
VIP Contrafund Portfolio Investor Class	164,714	$ 2,307,645
VIP Equity-Income Portfolio Investor Class	225,618	2,569,784
VIP Growth & Income Portfolio Investor Class	328,948	2,648,035
VIP Growth Portfolio Investor Class	120,165	2,601,574
VIP Mid Cap Portfolio Investor Class	58,666	1,034,280
VIP Value Portfolio Investor Class	388,417	2,229,513
VIP Value Strategies Portfolio Investor Class	228,270	988,410
TOTAL DOMESTIC EQUITY FUNDS		14,379,241
International Equity Funds - 9.2%
VIP Overseas Portfolio Investor Class R	335,025	3,434,003
TOTAL EQUITY FUNDS (Cost $35,086,277)		17,813,244
Fixed-Income Funds - 41.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Investor Class	453,461	$ 1,909,071
Investment Grade Fixed-Income Funds - 36.4%
VIP Investment Grade Bond Portfolio Investor Class	1,186,934	13,495,439
TOTAL FIXED-INCOME FUNDS (Cost $17,528,586)		15,404,510
Short-Term Funds - 10.4%

VIP Money Market Portfolio Investor Class (Cost $3,866,148)	3,866,148	3,866,148
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $56,481,011)		$ 37,083,902
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 37,083,902	$ 37,083,902	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $57,055,511. Net unrealized depreciation aggregated $19,971,609, of which $10,341 related to appreciated investment securities and $19,981,950 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2009

1.822893.103

VIPIFF2015-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.5%
	Shares	Value
Domestic Equity Funds - 41.6%
VIP Contrafund Portfolio Investor Class	212,051	$ 2,970,832
VIP Equity-Income Portfolio Investor Class	291,098	3,315,602
VIP Growth & Income Portfolio Investor Class	424,399	3,416,413
VIP Growth Portfolio Investor Class	154,993	3,355,594
VIP Mid Cap Portfolio Investor Class	75,326	1,327,993
VIP Value Portfolio Investor Class	501,159	2,876,654
VIP Value Strategies Portfolio Investor Class	294,621	1,275,709
TOTAL DOMESTIC EQUITY FUNDS		18,538,797
International Equity Funds - 9.9%
VIP Overseas Portfolio Investor Class R	432,534	4,433,478
TOTAL EQUITY FUNDS (Cost $42,676,213)		22,972,275
Fixed-Income Funds - 40.5%
	Shares	Value
High Yield-Income Funds - 5.6%
VIP High Income Portfolio Investor Class	593,457	$ 2,498,452
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	1,370,927	15,587,443
TOTAL FIXED-INCOME FUNDS (Cost $20,504,002)		18,085,895
Short-Term Funds - 8.0%

VIP Money Market Portfolio Investor Class (Cost $3,554,924)	3,554,924	3,554,924
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $66,735,139)		$ 44,613,094
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 44,613,094	$ 44,613,094	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $67,310,947. Net unrealized depreciation aggregated $22,697,853, of which $100,141 related to appreciated investment securities and $22,797,994 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2020 Portfolio

March 31, 2009

1.830296.103

VIPIFF2020-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.7%
	Shares	Value
Domestic Equity Funds - 51.4%
VIP Contrafund Portfolio Investor Class	304,189	$ 4,261,684
VIP Equity-Income Portfolio Investor Class	416,535	4,744,332
VIP Growth & Income Portfolio Investor Class	608,426	4,897,832
VIP Growth Portfolio Investor Class	222,458	4,816,218
VIP Mid Cap Portfolio Investor Class	108,214	1,907,805
VIP Value Portfolio Investor Class	717,722	4,119,726
VIP Value Strategies Portfolio Investor Class	421,704	1,825,978
TOTAL DOMESTIC EQUITY FUNDS		26,573,575
International Equity Funds - 12.3%
VIP Overseas Portfolio Investor Class R	619,967	6,354,661
TOTAL EQUITY FUNDS (Cost $64,617,765)		32,928,236
Fixed-Income Funds - 35.1%
	Shares	Value
High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Investor Class	936,762	$ 3,943,767
Investment Grade Fixed-Income Funds - 27.4%
VIP Investment Grade Bond Portfolio Investor Class	1,246,573	14,173,541
TOTAL FIXED-INCOME FUNDS (Cost $21,202,468)		18,117,308
Short-Term Funds - 1.2%

VIP Money Market Portfolio Investor Class (Cost $644,641)	644,641	644,641
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $86,464,874)		$ 51,690,185
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 51,690,185	$ 51,690,185	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $87,135,644. Net unrealized depreciation aggregated $35,445,459, of which $55,292 related to appreciated investment securities and $35,500,751 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2025 Portfolio

March 31, 2009

1.830297.103

VIPIFF2025-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.3%
	Shares	Value
Domestic Equity Funds - 55.1%
VIP Contrafund Portfolio Investor Class	128,424	$ 1,799,225
VIP Equity-Income Portfolio Investor Class	176,427	2,009,507
VIP Growth & Income Portfolio Investor Class	257,261	2,070,950
VIP Growth Portfolio Investor Class	94,198	2,039,386
VIP Mid Cap Portfolio Investor Class	45,537	802,820
VIP Value Portfolio Investor Class	303,488	1,742,020
VIP Value Strategies Portfolio Investor Class	177,697	769,430
TOTAL DOMESTIC EQUITY FUNDS		11,233,338

	Shares	Value
International Equity Funds - 13.2%
VIP Overseas Portfolio Investor Class R	262,502	$ 2,690,649
TOTAL EQUITY FUNDS (Cost $26,112,335)		13,923,987
Fixed-Income Funds - 31.7%

High Yield Fixed-Income Funds - 7.9%
VIP High Income Portfolio Investor Class	380,856	1,603,404
Investment Grade Fixed-Income Funds - 23.8%
VIP Investment Grade Bond Portfolio Investor Class	426,461	4,848,862
TOTAL FIXED-INCOME FUNDS (Cost $7,563,110)		6,452,266
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $33,675,445)		$ 20,376,253
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,376,253	$ 20,376,253	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $34,086,047. Net unrealized depreciation aggregated $13,709,794, of which $70,375 related to appreciated investment securities and $13,780,169 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2030 Portfolio

March 31, 2009

1.830291.103

VIPIFF2030-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.6%
	Shares	Value
Domestic Equity Funds - 63.4%
VIP Contrafund Portfolio Investor Class	166,276	$ 2,329,528
VIP Equity-Income Portfolio Investor Class	228,466	2,602,224
VIP Growth & Income Portfolio Investor Class	333,315	2,683,184
VIP Growth Portfolio Investor Class	121,866	2,638,399
VIP Mid Cap Portfolio Investor Class	58,930	1,038,930
VIP Value Portfolio Investor Class	392,661	2,253,876
VIP Value Strategies Portfolio Investor Class	230,293	997,170
TOTAL DOMESTIC EQUITY FUNDS		14,543,311
International Equity Funds - 15.2%
VIP Overseas Portfolio Investor Class R	339,480	3,479,671
TOTAL EQUITY FUNDS (Cost $34,807,697)		18,022,982
Fixed-Income Funds - 21.4%

High Yield Fixed-Income Funds - 8.0%
VIP High Income Portfolio Investor Class	433,873	1,826,605
Investment Grade Fixed-Income Funds - 13.4%
VIP Investment Grade Bond Portfolio Investor Class	269,992	3,069,809
TOTAL FIXED-INCOME FUNDS (Cost $5,963,724)		4,896,414
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $40,771,421)		$ 22,919,396
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 22,919,396	$ 22,919,396	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $41,267,278. Net unrealized depreciation aggregated $18,347,882, of which $27,027 related to appreciated investment securities and $18,374,909 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom Income Portfolio

March 31, 2009

1.830282.103

VIPIFFINC-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.3%
	Shares	Value
Domestic Equity Funds - 19.3%
VIP Contrafund Portfolio Investor Class	36,984	$ 518,140
VIP Equity-Income Portfolio Investor Class	50,984	580,709
VIP Growth & Income Portfolio Investor Class	74,082	596,360
VIP Growth Portfolio Investor Class	26,995	584,450
VIP Mid Cap Portfolio Investor Class	13,098	230,919
VIP Value Portfolio Investor Class	87,723	503,528
VIP Value Strategies Portfolio Investor Class	51,459	222,816
TOTAL EQUITY FUNDS (Cost $5,583,745)		3,236,922
Fixed-Income Funds - 40.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	200,997	$ 846,199
Investment Grade Fixed-Income Funds - 35.9%
VIP Investment Grade Bond Portfolio Investor Class	528,698	6,011,298
TOTAL FIXED-INCOME FUNDS (Cost $7,719,145)		6,857,497
Short-Term Funds - 39.8%

VIP Money Market Portfolio Investor Class (Cost $6,657,215)	6,657,214	6,657,215
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,960,105)		$ 16,751,634
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,751,634	$ 16,751,634	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $20,174,153. Net unrealized depreciation aggregated $3,422,519, of which $17,584 related to appreciated investment securities and $3,440,103 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Money Market Portfolio

March 31, 2009

1.814641.104

VIPMM-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.7%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
4/7/09	0.90% (d)	$ 25,155,000	$ 25,155,000
LP Pinewood SPV LLC
4/7/09	0.90 (d)	7,000,000	7,000,000
Roche Holdings, Inc.
9/18/09	1.95 (e)	43,750,000	43,750,000
TOTAL CORPORATE BONDS			75,905,000
Certificates of Deposit - 44.0%

Domestic Certificates Of Deposit - 1.3%
PNC Bank NA, Pittsburgh
4/1/09	3.09	6,000,000	6,000,000
State Street Bank & Trust Co., Boston
5/22/09 to 6/18/09	1.00 to 1.25	50,000,000	50,000,000
			56,000,000
London Branch, Eurodollar, Foreign Banks - 13.5%
Credit Agricole SA
4/1/09 to 8/3/09	1.10 to 1.82	176,000,000	176,000,000
Credit Industriel et Commercial
4/1/09 to 7/2/09	1.20 to 1.50	93,000,000	93,000,000
HSBC Bank PLC
6/3/09 to 6/22/09	1.00 to 1.05	49,000,000	49,000,000
ING Bank NV
4/14/09 to 5/13/09	1.00 to 1.30	103,000,000	103,000,000
Landesbank Hessen-Thuringen
4/23/09 to 6/3/09	1.30 to 1.50	22,000,000	22,000,000
National Australia Bank Ltd.
5/11/09	1.00	52,000,000	52,000,000
UniCredit SpA
4/14/09 to 5/7/09	1.07 to 1.50	99,000,000	99,000,000
			594,000,000
New York Branch, Yankee Dollar, Foreign Banks - 29.2%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	7,000,000	7,000,120
Bank of Montreal
4/9/09 to 6/5/09	1.06 to 1.62 (d)	80,000,000	80,000,000
Bank of Nova Scotia
4/15/09 to 9/9/09	1.00 to 1.57 (d)	78,000,000	78,000,000
Bank of Scotland PLC
5/6/09	1.47 (d)	28,000,000	28,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/15/09 to 5/27/09	1.10 to 1.20	104,000,000	104,000,000
Barclays Bank PLC
4/14/09 to 5/20/09	1.19 to 1.38 (d)	48,000,000	48,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
4/20/09 to 7/13/09	1.07 to 3.05%	$ 78,000,000	$ 78,000,000
Canadian Imperial Bank of Commerce
5/4/09 to 9/11/09	0.80 to 1.50	36,000,000	36,000,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	27,000,000	27,000,000
Credit Suisse First Boston
5/11/09	1.58 (d)	22,000,000	22,000,000
Deutsche Bank AG
4/6/09	1.64 (d)	23,000,000	23,000,000
DnB NOR Bank ASA
5/13/09	1.00	9,000,000	9,000,000
Intesa Sanpaolo SpA
4/1/09 to 7/13/09	1.03 to 1.62 (d)	98,000,000	98,000,000
Landesbank Hessen-Thuringen
5/29/09	1.50	7,000,000	7,000,000
Natixis SA
4/14/09 to 5/6/09	1.00 to 1.20	69,000,000	69,000,000
Rabobank Nederland
4/14/09 to 1/12/10	1.00 to 2.75	64,000,000	64,000,000
Royal Bank of Canada
4/1/09 to 9/9/09	1.00 to 1.74 (d)	48,000,000	48,000,000
Royal Bank of Scotland PLC
4/6/09 to 5/4/09	1.03 to 1.11	114,000,000	114,000,000
Sanpaolo IMI SpA
4/21/09	3.15	12,000,000	12,000,000
Societe Generale
4/27/09	1.05	51,000,000	51,000,000
Sumitomo Mitsui Banking Corp.
4/23/09 to 8/3/09	1.15 to 1.63	87,000,000	87,000,000
Svenska Handelsbanken AB
5/26/09	1.60 (d)	7,000,000	7,000,000
Toronto-Dominion Bank
5/14/09 to 1/14/10	1.00 to 2.50	183,000,000	183,000,000
1,280,000,120
TOTAL CERTIFICATES OF DEPOSIT	1,930,000,120
Commercial Paper - 21.6%

Amsterdam Funding Corp.
4/23/09 to 5/6/09	0.50 to 0.55	42,000,000	41,982,110
Atlantic Asset Securitization Corp.
4/7/09 to 5/21/09	0.40 to 0.70	123,970,000	123,920,866
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/3/09	1.00%	$ 21,000,000	$ 20,963,360
Canadian Imperial Holdings, Inc.
5/18/09	1.00	6,000,000	5,992,167
CVS Caremark Corp.
6/10/09	6.10	12,000,000	12,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/09 to 5/6/09	0.85 to 1.15	96,000,000	95,957,126
Emerald Notes (BA Credit Card Trust)
4/2/09 to 5/1/09	1.00 to 1.71	54,000,000	53,965,738
Intesa Funding LLC
4/20/09 to 7/6/09	1.10 to 1.80	27,000,000	26,931,822
Kitty Hawk Funding Corp.
4/6/09 to 6/8/09	0.40 to 0.70	33,746,000	33,731,042
Market Street Funding LLC
4/16/09 to 5/5/09	0.52 to 0.70	59,000,000	58,973,451
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	28,000,000	27,981,312
Palisades Notes (Citibank Omni Master Trust)
4/1/09 to 4/6/09	0.95 to 1.00	25,000,000	24,999,069
Park Avenue Receivables Corp.
4/17/09 to 4/24/09	0.40 to 0.45	18,000,000	17,996,011
Salisbury Receivables Co. LLC
4/1/09 to 4/21/09	0.50 to 0.65	59,000,000	58,991,986
Santander Finance, Inc.
4/8/09 to 8/3/09	1.15 to 1.66	59,000,000	58,831,149
Sheffield Receivables Corp.
4/21/09 to 5/6/09	0.55 to 0.65	45,000,000	44,982,986
Societe Generale North America, Inc.
4/23/09 to 7/13/09	1.00 to 1.15	84,000,000	83,802,886
Toronto Dominion Holdings (USA)
6/15/09	2.14	5,000,000	4,977,969
UBS Finance, Inc.
4/14/09 to 5/7/09	0.77 to 0.80	120,000,000	119,939,094
UniCredito Italiano Bank (Ireland) PLC
4/14/09 to 4/29/09	1.25 to 1.45	15,000,000	14,988,509
Verizon Communications, Inc.
5/5/09 to 5/12/09	1.25	13,000,000	12,982,917
TOTAL COMMERCIAL PAPER			944,891,570
U.S. Government and Government Agency Obligations - 2.4%
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - 2.4%
Bank of America NA (FDIC Guaranteed)
4/29/09 to 6/15/09	1.23 to 1.36% (c)(d)	$ 57,309,000	$ 57,309,000
Citibank NA (FDIC Guaranteed)
6/30/09	1.28 (c)(d)	10,000,000	10,000,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/09	1.46 (c)(d)	36,620,000	36,620,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			103,929,000
Federal Agencies - 13.4%

Fannie Mae - 2.8%
5/12/09 to 3/12/10	0.86 to 3.37 (d)	122,655,000	123,378,895
Federal Home Loan Bank - 5.1%
4/13/09 to 3/26/10	0.48 to 3.16 (d)	222,890,000	222,788,301
Freddie Mac - 5.5%
4/21/09 to 3/9/10	0.50 to 1.33 (d)	242,000,000	241,520,111
TOTAL FEDERAL AGENCIES			587,687,307
U.S. Treasury Obligations - 1.4%

U.S. Treasury Bills - 1.4%
7/30/09 to 12/17/09	0.61 to 1.41	63,000,000	62,671,081
Bank Notes - 2.1%

Bank of America NA
4/30/09 to 5/6/09	1.37 to 1.44 (d)	58,000,000	57,925,425
Banque Federative du Credit Mutuel
5/28/09	1.46 (b)(d)	12,000,000	12,000,000
Societe Generale
4/6/09	1.68 (b)(d)	22,000,000	22,000,000
TOTAL BANK NOTES			91,925,425
Medium-Term Notes - 10.2%
Due Date	Yield (a)	Principal Amount	Value
American Honda Finance Corp.
4/14/09	1.29% (b)(d)	$ 25,000,000	$ 24,996,563
AT&T, Inc.
4/2/09	1.89 (b)(d)	33,000,000	33,000,000
Australia & New Zealand Banking Group Ltd.
6/2/09	1.49 (b)(d)	24,000,000	24,000,000
Bank of America NA
4/3/09	1.63 (d)	30,000,000	30,000,000
Bank of Montreal
4/6/09	1.01 (b)(d)	14,000,000	14,000,000
BNP Paribas SA
5/13/09	1.44 (d)	20,000,000	20,000,000
BP Capital Markets PLC
6/11/09	1.44 (d)	14,000,000	14,000,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(d)	27,000,000	27,000,000
Compagnie Financiere du Credit Mutuel
4/9/09	1.49 (b)(d)	7,000,000	7,000,000
Credit Agricole SA
6/22/09	1.48 (b)(d)	31,000,000	31,000,000
General Electric Capital Corp.
4/9/09 to 4/24/09	0.56 to 0.57 (d)	13,000,000	13,000,000
ING USA Annuity & Life Insurance Co.
4/24/09	0.78 (d)(e)	3,000,000	3,000,000
Lloyds TSB Group PLC
5/7/09	1.54 (b)(d)	22,000,000	22,000,000
National Australia Bank Ltd.
6/8/09	1.51 (b)(d)	16,000,000	16,000,000
New York Life Insurance Co.
5/15/09 to 6/29/09	1.43 to 2.37 (d)(e)	24,000,000	24,000,000
Nordea Bank AB
4/24/09	1.51 (b)(d)	22,000,000	22,000,000
Royal Bank of Canada
4/15/09	0.96 (b)(d)	23,000,000	23,000,000
Security Life of Denver Insurance Co.
4/28/09	1.52 (d)(e)	2,000,000	2,000,000
Svenska Handelsbanken AB
4/6/09	1.64 (b)(d)	24,000,000	24,000,000
Transamerica Occidental Life Insurance Co.
5/1/09	1.45 (d)(e)	10,000,000	10,000,000
Verizon Communications, Inc.
4/14/09	0.66 (d)	14,000,000	14,000,000
Wells Fargo & Co.
5/1/09	3.55 (d)	13,000,000	13,000,542
Westpac Banking Corp.
4/14/09 to 6/4/09	1.46 to 1.51 (b)(d)	34,000,000	33,998,470
TOTAL MEDIUM-TERM NOTES			444,995,575
Short-Term Notes - 0.3%
Due Date	Yield (a)	Principal Amount	Value
Metropolitan Life Insurance Co.
4/1/09 to 5/1/09	1.68 to 1.73% (d)(e)	$ 15,000,000	$15,000,000
Repurchase Agreements - 3.0%
	Maturity Amount
In a joint trading account at 0.28% dated 3/31/09 due 4/1/09 (Collateralized by U.S. Government Obligations) #	$ 791,006	791,000
With:
Banc of America Securities LLC at:
0.51%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Government Obligations valued at $8,240,118, 0%, 12/1/34)	8,000,114	8,000,000
0.56%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $6,600,113)	6,000,094	6,000,000
Barclays Capital, Inc. at:
0.65%, dated 3/10/09 due 4/14/09 (Collateralized by Equity Securities valued at $15,406,148)	14,008,847	14,000,000
1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $7,713,695)	7,013,417	7,000,000
Deutsche Bank Securities, Inc. at 0.8%, dated:
3/19/09 due 5/18/09 (Collateralized by Commercial Paper Obligations valued at $15,454,894, 5/18/09)	15,020,000	15,000,000
3/25/09 due 5/27/09 (Collateralized by Commercial Paper Obligations valued at $9,301,513, 5/27/09)	9,012,600	9,000,000
ING Financial Markets LLC at 0.85%, dated 3/11/09 due 4/13/09 (Collateralized by Corporate Obligations valued at $3,155,428, 5.55%, 5/4/20)	3,002,338	3,000,000
J.P. Morgan Securities, Inc. at 0.51%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations valued at $3,153,240, 1.8%, 3/11/11)	3,000,043	3,000,000

	Maturity Amount	Value
Merrill Lynch, Pierce, Fenner & Smith at 0.61%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $18,788,443)	$ 17,000,289	$ 17,000,000
RBC Capital Markets Co. at 0.66%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $53,901,030)	49,000,902	49,000,000
TOTAL REPURCHASE AGREEMENTS		131,791,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,388,796,078)	4,388,796,078
NET OTHER ASSETS - (0.1)%	(5,291,979)
NET ASSETS - 100%	$ 4,383,504,099
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 335,995,033 or 7.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $103,929,000 or 2.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,750,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
ING USA Annuity & Life Insurance Co. 0.78%, 4/24/09	6/23/05	$ 3,000,000
Metropolitan Life Insurance Co.: 1.68%, 5/1/09	2/24/03	$ 5,000,000
1.73%, 4/1/09	3/26/02	$ 10,000,000
New York Life Insurance Co.: 1.43%, 5/15/09	5/12/08	$ 9,000,000
2.37%, 6/29/09	3/23/09	$ 15,000,000
Roche Holdings, Inc. 1.95%, 9/18/09	3/13/09	$ 43,750,000
Security Life of Denver Insurance Co. 1.52%, 4/28/09	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 1.45%, 5/1/09	4/29/08	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$791,000 due 4/01/09 at 0.28%
BNP Paribas Securities Corp.	$ 60,487
Banc of America Securities LLC	19,713
Bank of America, NA	120,975
Barclays Capital, Inc.	164,072
Deutsche Bank Securities, Inc.	21,171
Greenwich Capital Markets, Inc.	15,122
ING Financial Markets LLC	33,341
J.P. Morgan Securities, Inc.	196,583
Merrill Lynch Government Securities, Inc.	30,244
RBC Capital Markets Corp.	23,439
Societe Generale, New York Branch	15,122
UBS Securities LLC	90,731
$ 791,000
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,388,796,078	$ -	$ 4,388,796,078	$ -
Income Tax Information
At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,388,796,078.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2009

1.799886.105

VIPSI-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 28.8%
		Principal Amount (d)	Value
Convertible Bonds - 0.4%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		140,000	64,487
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		500,000	306,400
TOTAL ENERGY			370,887
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp.:
0.75% 8/1/27		70,000	57,936
1.25% 2/15/27		55,000	38,844
			96,780
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		95,000	42,038
6% 5/1/15		385,000	144,375
ON Semiconductor Corp. 0% 4/15/24		20,000	18,600
Spansion, Inc. 2.25% 6/15/16 (c)(g)		240,000	1,776
			206,789
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. 3.125% 6/15/12		1,270,000	882,650
TOTAL CONVERTIBLE BONDS			1,557,106
Nonconvertible Bonds - 28.4%
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.0%
Affinia Group, Inc. 9% 11/30/14		170,000	51,000
TRW Automotive, Inc.:
7% 3/15/14 (g)		20,000	8,400
7.25% 3/15/17 (g)		15,000	6,225
Visteon Corp. 7% 3/10/14		400,000	20,000
			85,625
Automobiles - 0.3%
Ford Motor Co.:
6.5% 8/1/18		273,000	79,170
7.125% 11/15/25		365,000	104,938

		Principal Amount (d)	Value
7.4% 11/1/46		$ 80,000	$ 21,200
7.45% 7/16/31		723,000	229,553
7.5% 8/1/26		265,000	72,875
8.875% 1/15/22		70,000	19,250
8.9% 1/15/32		55,000	15,950
General Motors Corp.:
6.75% 5/1/28		687,000	79,005
7.125% 7/15/13		210,000	29,925
7.2% 1/15/11		130,000	33,800
7.4% 9/1/25		369,000	42,435
7.7% 4/15/16		535,000	64,200
8.1% 6/15/24		175,000	20,563
8.25% 7/15/23		698,000	82,015
8.375% 7/15/33		830,000	99,600
8.8% 3/1/21		150,000	19,500
			1,013,979
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		175,000	108,500
Mac-Gray Corp. 7.625% 8/15/15		40,000	36,800
			145,300
Hotels, Restaurants & Leisure - 1.0%
Carrols Corp. 9% 1/15/13		355,000	305,300
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	79,300
8% 11/15/13		100,000	67,000
MGM Mirage, Inc.:
5.875% 2/27/14		400,000	138,000
6.625% 7/15/15		1,385,000	484,750
6.75% 9/1/12		220,000	78,100
6.75% 4/1/13		860,000	296,700
6.875% 4/1/16		180,000	63,000
7.5% 6/1/16		1,160,000	394,400
7.625% 1/15/17		867,000	303,450
Mohegan Tribal Gaming Authority 6.875% 2/15/15		160,000	40,000
Scientific Games Corp. 6.25% 12/15/12		40,000	35,200
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		100,000	38,000
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		349,000	188,460
Six Flags, Inc.:
8.875% 2/1/10		580,000	63,800
9.625% 6/1/14		486,000	43,740
9.75% 4/15/13		75,000	6,375
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	79,563
Station Casinos, Inc.:
6% 4/1/12 (c)		610,000	195,200
6.5% 2/1/14 (c)		811,000	24,330
6.625% 3/15/18 (c)		830,000	24,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.875% 3/1/16 (c)		$ 865,000	$ 25,950
7.75% 8/15/16 (c)		920,000	294,400
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	11,270
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		65,000	54,600
Vail Resorts, Inc. 6.75% 2/15/14		225,000	193,500
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		30,000	3,000
12.75% 1/15/13 (c)		230,000	4,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		73,000	43,800
			3,580,688
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		360,000	244,800
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	30,800
Media - 3.0%
AMC Entertainment, Inc. 11% 2/1/16		120,000	108,000
BSkyB Finance UK Ltd. 5.75% 10/20/17 (Reg. S)	GBP	75,000	99,897
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		500,000	456,250
CanWest Media, Inc. 8% 9/15/12 (c)		40,000	7,600
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)		1,057,000	113,628
11% 10/1/15 (c)		22,000	2,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)		640,000	572,800
10.25% 9/15/10 (c)		588,000	529,200
10.25% 10/1/13		425,000	380,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (g)		555,000	488,400
10.875% 9/15/14 (g)		700,000	679,000

		Principal Amount (d)	Value
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 255,000	$ 35,700
5.5% 9/15/14		323,000	48,450
5.5% 12/15/16		160,000	22,400
5.75% 1/15/13		195,000	29,250
6.25% 3/15/11		10,000	2,000
6.875% 6/15/18		170,000	23,800
7.25% 10/15/27		207,000	28,980
10.75% 8/1/16 (g)		1,270,000	266,700
EchoStar Communications Corp.:
6.625% 10/1/14		790,000	705,075
7% 10/1/13		340,000	314,500
7.125% 2/1/16		2,725,000	2,445,688
Haights Cross Communications, Inc. 12.5% 8/15/11 (f)		20,000	1,600
iesy Repository GmbH 10.375% 2/15/15 (g)		50,000	39,000
Lamar Media Corp. 6.625% 8/15/15		770,000	544,775
Liberty Media Corp.:
8.25% 2/1/30		195,000	105,953
8.5% 7/15/29		230,000	128,842
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	32,500
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		460,000	194,350
10% 8/1/14		230,000	200,100
11.625% 2/1/14 (g)		160,000	144,800
Pearson Funding One PLC 6% 12/15/15	GBP	150,000	212,444
Rainbow National Services LLC:
8.75% 9/1/12 (g)		110,000	110,000
10.375% 9/1/14 (g)		365,000	372,300
Reed Elsevier Investments PLC 7% 12/11/17	GBP	150,000	213,175
The Reader's Digest Association, Inc. 9% 2/15/17		160,000	14,400
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		1,365,000	723,450
Videotron Ltd. 6.875% 1/15/14		125,000	116,875
			10,514,457
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		300,000	279,000
Specialty Retail - 0.4%
Claire's Stores, Inc.:
9.25% 6/1/15		150,000	45,750
10.375% 6/1/15 pay-in-kind (k)		247,191	42,672
Michaels Stores, Inc.:
0% 11/1/16 (e)		30,000	4,500
10% 11/1/14		1,150,000	546,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.: - continued
11.375% 11/1/16		$ 59,000	$ 21,830
Staples, Inc. 9.75% 1/15/14		573,000	599,851
			1,260,853
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		170,000	132,600
9.75% 1/15/15		115,000	98,900
			231,500
TOTAL CONSUMER DISCRETIONARY			17,387,002
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	100,000	140,319
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		200,000	130,200
			270,519
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
7.5% 3/1/17		375,000	191,250
8.625% 3/1/15		55,000	12,375
9.375% 12/15/15		255,000	58,013
9.5% 6/15/17		345,000	78,488
10.375% 7/15/16		305,000	184,525
Tesco PLC 5.125% 2/24/15	EUR	50,000	66,880
Wal-Mart Stores, Inc. 5.625% 3/27/34	GBP	50,000	69,726
			661,257
Food Products - 0.1%
Gruma SA de CV 7.75%		210,000	115,500
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		120,000	12,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	19,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		35,000	27,825
10.625% 4/1/17		65,000	45,500
Reddy Ice Holdings, Inc. 10.5% 11/1/12		130,000	65,000
Smithfield Foods, Inc. 7.75% 7/1/17		170,000	102,425
			387,500

		Principal Amount (d)	Value
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		$ 75,000	$ 58,500
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	29,400
Tobacco - 0.0%
Philip Morris International, Inc. 5.75% 3/24/16	EUR	50,000	66,565
TOTAL CONSUMER STAPLES			1,473,741
ENERGY - 3.5%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		130,000	82,550
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		240,000	139,200
Seabulk International, Inc. 9.5% 8/15/13		135,000	133,313
			355,063
Oil, Gas & Consumable Fuels - 3.4%
ANR Pipeline, Inc. 7.375% 2/15/24		115,000	116,150
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		245,000	173,950
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	478,800
Berry Petroleum Co. 8.25% 11/1/16		150,000	88,500
Chaparral Energy, Inc.:
8.5% 12/1/15		300,000	102,000
8.875% 2/1/17		250,000	82,500
Chesapeake Energy Corp.:
6.5% 8/15/17		250,000	201,250
6.875% 11/15/20		375,000	293,438
7.5% 9/15/13		40,000	36,400
7.625% 7/15/13		655,000	602,600
9.5% 2/15/15		360,000	350,100
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	243,722
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		270,000	83,700
Denbury Resources, Inc. 9.75% 3/1/16		105,000	100,800
Drummond Co., Inc. 7.375% 2/15/16 (g)		300,000	207,000
EXCO Resources, Inc. 7.25% 1/15/11		10,000	7,750
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	50,000	46,149
Harvest Operations Corp. 7.875% 10/15/11		50,000	34,500
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		$ 200,000	$ 168,000
9.125% 7/2/18 (g)		130,000	95,550
Mariner Energy, Inc.:
7.5% 4/15/13		185,000	136,900
8% 5/15/17		305,000	183,000
Massey Energy Co. 6.875% 12/15/13		690,000	600,300
OPTI Canada, Inc.:
7.875% 12/15/14		555,000	238,650
8.25% 12/15/14		95,000	40,850
Peabody Energy Corp.:
7.375% 11/1/16		300,000	297,000
7.875% 11/1/26		300,000	270,000
Pemex Project Funding Master Trust 6.625% 6/15/35		170,000	123,420
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		810,000	712,800
9.125% 7/15/13		600,000	565,500
Petroleos de Venezuela SA:
5.25% 4/12/17		4,185,000	1,778,625
5.375% 4/12/27		905,000	320,370
Petroleum Development Corp. 12% 2/15/18		265,000	159,000
Plains Exploration & Production Co. 10% 3/1/16		420,000	400,050
Range Resources Corp. 7.375% 7/15/13		100,000	95,000
SandRidge Energy, Inc.:
8% 6/1/18 (g)		460,000	333,500
8.625% 4/1/15 pay-in-kind (k)		230,000	144,900
Ship Finance International Ltd. 8.5% 12/15/13		145,000	101,500
Southern Star Central Corp. 6.75% 3/1/16		90,000	75,150
Southwestern Energy Co. 7.5% 2/1/18 (g)		150,000	142,500
StatoilHydro ASA 4.375% 3/11/15	EUR	50,000	66,521
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		70,000	43,400
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	17,013
7.5% 4/1/17		445,000	428,598
7.625% 4/1/37		50,000	43,145
8% 2/1/16 (g)		75,000	74,625
8.375% 6/15/32		40,000	38,057
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		500,000	400,000
Venoco, Inc. 8.75% 12/15/11		190,000	103,550

		Principal Amount (d)	Value
W&T Offshore, Inc. 8.25% 6/15/14 (g)		$ 310,000	$ 198,400
YPF SA 10% 11/2/28		340,000	226,100
			11,871,533
TOTAL ENERGY			12,226,596
FINANCIALS - 3.2%
Capital Markets - 0.0%
VTB Capital SA 8.25% 6/30/11	EUR	100,000	123,530
Commercial Banks - 1.0%
Banca Popolare di Lodi Investor Trust III 6.742% (k)	EUR	30,000	11,422
Caja de Ahorros de Valencia, Castellon y Alicante (Bancaja) 4.375% (k)	EUR	100,000	26,563
Development Bank of Philippines 8.375% (k)		400,000	316,000
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		1,575,000	567,000
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		480,000	348,000
Export-Import Bank of India 1.1319% 6/7/12 (k)	JPY	20,000,000	176,768
Export-Import Bank of Korea 8.125% 1/21/14		80,000	82,144
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		680,000	374,000
JPMorgan Chase Bank 4.375% 11/30/21 (k)	EUR	150,000	125,836
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		340,000	312,800
Rabobank Nederland 4.75% 1/15/18	EUR	250,000	330,294
Royal Bank of Scotland Group PLC 5.25% 5/15/13	EUR	150,000	189,033
Russian Standard Finance SA 6.825% 9/16/09	EUR	50,000	57,775
Standard Chartered Bank 1.838% 3/28/18 (k)	EUR	100,000	70,437
Vimpel Communications:
8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		300,000	288,750
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		240,000	207,600
Wachovia Bank NA 5.25% 8/1/23	GBP	100,000	84,402
Wachovia Corp. 4.375% 8/1/16	EUR	50,000	53,859
			3,622,683
Consumer Finance - 0.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	20,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
7% 10/1/13		$ 260,000	$ 173,852
7.25% 10/25/11		790,000	562,445
7.375% 2/1/11		45,000	34,007
8% 12/15/16		130,000	85,800
12% 5/15/15		820,000	615,000
GMAC LLC:
6% 4/1/11 (g)		91,000	64,610
6.75% 12/1/14 (g)		55,000	31,900
8% 11/1/31 (g)		413,000	196,175
SLM Corp.:
1.85% 12/15/10 (k)	EUR	100,000	104,553
1.98% 6/17/13 (k)	EUR	57,000	34,110
			1,922,452
Diversified Financial Services - 1.0%
Air Liquide Finance 6.125% 11/28/12	EUR	150,000	213,263
Banca Italease SpA 2.088% 6/28/16 (k)	EUR	100,000	52,543
Bank of America Corp. 4% 3/28/18 (k)	EUR	100,000	68,748
BAT International Finance PLC 5.375% 6/29/17	EUR	50,000	61,542
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	8,492	11,885
8.151% 12/31/30	GBP	20,000	24,061
FireKeepers Development Authority 13.875% 5/1/15 (g)		100,000	61,000
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	193,970
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	50,000	39,239
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	50,000	65,666
8.375% 2/17/16	EUR	320,000	423,428
Kreditanstalt Fuer Wiederaufbau 3.875% 1/21/19	EUR	600,000	787,251
NCO Group, Inc. 11.875% 11/15/14		120,000	24,000
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		400,000	382,000
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	7,953,661	171,220
Severn Trent Utilities Finance PLC 6% 1/22/18	GBP	75,000	115,805
TMK Capital SA 10% 7/29/11		800,000	544,000
Total Capital SA 4.875% 1/28/19	EUR	50,000	68,863
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	150,000	170,642

		Principal Amount (d)	Value
UT2 Funding PLC 5.321% 6/30/16	EUR	80,000	$ 9,582
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	50,000	61,609
4.375% 5/19/14	EUR	50,000	56,995
			3,607,312
Insurance - 0.0%
Mapfre SA 5.921% 7/24/37 (k)	EUR	100,000	58,439
Real Estate Investment Trusts - 0.2%
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(g)		$ 330,000	94,050
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	147,600
8.625% 1/15/12		280,000	251,300
			492,950
Real Estate Management & Development - 0.3%
Realogy Corp.:
10.5% 4/15/14		2,905,000	813,400
11.75% 4/15/14 pay-in-kind (k)		194,356	20,440
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	77,477
			911,317
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA:
2.25% 12/2/49 (k)	EUR	100,000	54,454
4.604% (k)	EUR	100,000	40,425
Nationwide Building Society 3.375% 8/17/15 (k)	EUR	200,000	217,926
			312,805
TOTAL FINANCIALS			11,051,488
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc. 10% 10/15/17		15,000	14,925
Fresenius US Finance II, Inc. 9% 7/15/15 (g)		215,000	223,600
Invacare Corp. 9.75% 2/15/15		90,000	87,075
			325,600
Health Care Providers & Services - 1.8%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (k)		730,000	175,200
CRC Health Group, Inc. 10.75% 2/1/16		90,000	57,600
DASA Finance Corp. 8.75% 5/29/18 (g)		165,000	132,000
DaVita, Inc. 6.625% 3/15/13		340,000	328,100
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	126,250
HCA, Inc.:
6.25% 2/15/13		110,000	82,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
6.375% 1/15/15		$ 40,000	$ 26,200
6.5% 2/15/16		160,000	102,400
6.75% 7/15/13		110,000	82,225
9.125% 11/15/14		1,855,000	1,743,700
9.25% 11/15/16		1,595,000	1,443,475
9.875% 2/15/17 (g)		75,000	71,063
10.375% 11/15/16 pay-in-kind (k)		420,000	316,267
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	84,375
Rural/Metro Corp. 9.875% 3/15/15		80,000	65,200
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	77,610
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	27,900
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		650,000	552,500
Tenet Healthcare Corp. 9.875% 7/1/14		640,000	499,200
U.S. Oncology, Inc. 9% 8/15/12		55,000	53,075
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	42,900
Vanguard Health Holding Co. II LLC 9% 10/1/14		135,000	118,463
			6,208,203
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	67,200
Pharmaceuticals - 0.2%
Bayer AG 2.829% 4/10/10 (k)	EUR	50,000	65,051
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	100,000	133,777
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	54,275
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	225
Roche Holdings, Inc. 6.5% 3/4/21	EUR	100,000	140,476
Schering-Plough Corp. 5.375% 10/1/14	EUR	130,000	174,735
			568,539
TOTAL HEALTH CARE			7,169,542
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	12,500

		Principal Amount (d)	Value
Hexcel Corp. 6.75% 2/1/15		$ 100,000	$ 84,500
Orbimage Holdings, Inc. 11.3113% 7/1/12 (k)		100,000	94,500
			191,500
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		50,000	28,000
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	7,500
10% 8/15/08 (a)		70,000	700
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		594,452	408,686
8.021% 8/10/22		307,788	166,206
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	788
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	450
8.875% 6/1/06 (a)		80,000	600
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		132,000	83,160
8.028% 11/1/17		70,000	40,250
			736,340
Building Products - 0.2%
Compagnie de St. Gobain 2.979% 4/11/12 (k)	EUR	100,000	110,827
Nortek, Inc.:
8.5% 9/1/14		730,000	73,000
10% 12/1/13		750,000	307,500
NTK Holdings, Inc. 0% 3/1/14 (e)		455,000	22,750
			514,077
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	8,450
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	100,563
Cenveo Corp. 10.5% 8/15/16 (g)		175,000	98,219
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	444,000
7.75% 1/15/15		180,000	177,750
8.625% 4/1/13		185,000	185,000
West Corp. 9.5% 10/15/14		475,000	330,125
			1,344,107
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	47,125
Obrascon Huarte Lain SA 5% 5/18/12	EUR	100,000	79,542
			126,667
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		60,000	34,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - continued
General Cable Corp. 7.125% 4/1/17		$ 40,000	$ 33,600
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	49,800
			117,600
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	100,000	103,496
Sequa Corp.:
11.75% 12/1/15 (g)		685,000	150,700
13.5% 12/1/15 pay-in-kind (g)		254,081	37,699
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (k)	GBP	50,000	50,122
			342,017
Machinery - 0.0%
Chart Industries, Inc. 9.125% 10/15/15		60,000	45,000
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		230,000	131,100
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		80,000	51,200
US Shipping Partners LP 13% 8/15/14 (c)		170,000	28,798
			211,098
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	50,375
7.75% 10/1/16		80,000	79,800
			130,175
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		100,000	78,500
7.625% 12/1/13		100,000	85,000
12.5% 4/1/16 (g)		185,000	175,750
TFM SA de CV 9.375% 5/1/12		300,000	273,000
			612,250
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	100,000	69,728
Penhall International Corp. 12% 8/1/14 (g)		80,000	16,000
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		613,000	410,710
			496,438
TOTAL INDUSTRIALS			4,867,269

		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.4%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		$ 320,000	$ 286,400
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	615,600
6.5% 1/15/28		400,000	152,000
Nortel Networks Corp.:
9.0025% 7/15/11 (c)(k)		190,000	34,200
10.125% 7/15/13 (c)		190,000	34,200
10.75% 7/15/16 (c)		690,000	124,200
10.75% 7/15/16 (c)(g)		325,000	58,500
			1,305,100
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15		530,000	254,400
10.25% 11/1/15		170,000	81,600
11.25% 11/1/16 pay-in-kind		110,000	36,609
			372,609
IT Services - 0.3%
Ceridian Corp.:
11.25% 11/15/15		230,000	96,600
12.25% 11/15/15 pay-in-kind (k)		55,000	20,900
Iron Mountain, Inc. 8.75% 7/15/18		710,000	704,675
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	226,200
Unisys Corp.:
8% 10/15/12		65,000	16,331
12.5% 1/15/16		210,000	54,863
			1,119,569
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc.:
7.125% 3/15/11		10,000	9,263
7.75% 5/15/13		65,000	52,000
9.25% 6/1/16		505,000	386,325
Avago Technologies Finance Ltd.:
6.7613% 6/1/13 (k)		44,000	35,310
10.125% 12/1/13		695,000	618,550
11.875% 12/1/15		505,000	388,850
Freescale Semiconductor, Inc.:
8.875% 12/15/14		2,685,000	523,575
9.875% 12/15/14 pay-in-kind (k)		1,550,000	94,006
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (c)(k)		40,000	400
New ASAT Finance Ltd. 9.25% 2/1/11 (c)		105,000	1,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV:
3.8444% 10/15/13 (k)		$ 980,000	$ 156,800
7.875% 10/15/14		735,000	169,050
9.5% 10/15/15		1,280,000	140,800
Spansion LLC 11.25% 1/15/16 (c)(g)		255,000	5,738
Viasystems, Inc. 10.5% 1/15/11		140,000	90,300
			2,672,542
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	7,500
TOTAL INFORMATION TECHNOLOGY			5,477,320
MATERIALS - 3.0%
Chemicals - 0.5%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	219,375
Chemtura Corp. 6.875% 6/1/16 (c)		85,000	37,400
Georgia Gulf Corp.:
7.125% 12/15/13		90,000	14,400
9.5% 10/15/14		710,000	118,925
Huntsman LLC 11.625% 10/15/10		182,000	180,180
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		235,000	176,250
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	13,800
Momentive Performance Materials, Inc.:
9.75% 12/1/14		1,200,000	354,000
10.875% 12/1/14 pay-in-kind (k)		384,846	62,902
11.5% 12/1/16		1,255,000	235,313
NOVA Chemicals Corp.:
5.72% 11/15/13 (k)		80,000	60,000
6.5% 1/15/12		280,000	246,400
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	76,500
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		95,000	12,588
			1,808,033
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		40,000	23,200
Berry Plastics Holding Corp.:
8.875% 9/15/14		1,255,000	709,075
10.25% 3/1/16		270,000	116,100
BWAY Corp. 10% 10/15/10		90,000	90,675

		Principal Amount (d)	Value
Constar International, Inc. 11% 12/1/12 (c)		$ 170,000	$ 1,700
Crown Cork & Seal, Inc.:
7.375% 12/15/26		610,000	506,300
7.5% 12/15/96		160,000	115,200
8% 4/15/23		235,000	205,625
Rexam PLC 4.375% 3/15/13	EUR	100,000	111,384
Vitro SAB de CV:
8.625% 2/1/12 (c)		1,155,000	265,650
9.125% 2/1/17 (c)		120,000	27,600
			2,172,509
Metals & Mining - 1.7%
Aleris International, Inc. 9.75% 12/15/14 pay-in-kind (c)(k)		150,000	105
Compass Minerals International, Inc. 12% 6/1/13		180,000	187,200
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	343,350
Evraz Group SA 8.875% 4/24/13 (g)		910,000	577,850
FMG Finance Property Ltd.:
10% 9/1/13 (g)		225,000	192,375
10.625% 9/1/16 (g)		952,000	809,200
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	368,150
8.25% 4/1/15		510,000	484,500
8.375% 4/1/17		2,570,000	2,383,675
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	71,050
Gerdau SA 8.875% (g)		125,000	96,250
International Steel Group, Inc. 6.5% 4/15/14		445,000	347,100
Ispat Inland ULC 9.75% 4/1/14		20,000	18,200
RathGibson, Inc. 11.25% 2/15/14		305,000	64,050
			5,943,055
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (c)(g)		440,000	374,000
Glatfelter 7.125% 5/1/16		40,000	34,000
NewPage Corp. 7.42% 5/1/12 (k)		90,000	18,000
Solo Cup Co. 8.5% 2/15/14		135,000	98,550
			524,550
TOTAL MATERIALS			10,448,147
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.1%
Axtel SAB de CV 11% 12/15/13		55,000	46,200
Citizens Communications Co.:
7.875% 1/15/27		280,000	186,200
9% 8/15/31		220,000	150,975
Deutsche Telekom International Financial BV 6% 1/20/17	EUR	100,000	134,560
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Global Village Telecom Finance LLC 12% 6/30/11 (g)		$ 234,000	$ 234,000
Indosat Finance Co. BV 7.75% 11/5/10		75,000	72,750
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(g)		1,623,994	810,982
Intelsat Corp.:
9.25% 8/15/14 (g)		315,000	297,297
9.25% 6/15/16 (g)		560,000	519,400
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,638,000
Koninklijke KPN NV 7.5% 2/4/19	EUR	150,000	210,897
Level 3 Financing, Inc.:
8.75% 2/15/17		395,000	252,800
9.25% 11/1/14		265,000	182,850
12.25% 3/15/13		175,000	131,250
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	265,050
OTE PLC 5% 8/5/13	EUR	50,000	64,662
Qwest Communications International, Inc.:
7.25% 2/15/11		210,000	202,650
7.5% 2/15/14		480,000	415,200
7.5% 2/15/14		110,000	95,150
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		295,000	261,813
Sprint Capital Corp.:
6.875% 11/15/28		2,982,000	1,819,020
6.9% 5/1/19		375,000	264,375
8.75% 3/15/32		1,206,000	808,020
Telecom Egypt SAE 11.7% 2/4/10 (k)	EGP	78,520	13,740
Telecom Italia SpA 8.25% 3/21/16	EUR	200,000	265,679
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	50,000	68,343
5.496% 4/1/16 (i)	EUR	100,000	132,705
U.S. West Communications:
7.25% 9/15/25		35,000	25,375
7.25% 10/15/35		70,000	46,900
7.5% 6/15/23		30,000	22,800
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		1,135,000	1,112,300
			10,751,943
Wireless Telecommunication Services - 2.6%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		200,000	206,000
Cricket Communications, Inc.:
9.375% 11/1/14		234,000	222,885

		Principal Amount (d)	Value
10% 7/15/15 (g)		$ 135,000	$ 129,600
Digicel Group Ltd.:
8.875% 1/15/15 (g)		975,000	628,875
9.125% 1/15/15 pay-in-kind (g)(k)		200,000	124,000
9.25% 9/1/12 (g)		420,000	378,000
12% 4/1/14 (g)		450,000	418,500
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		1,215,000	1,128,492
11.5% 6/15/16 (g)		560,000	529,200
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		330,000	314,325
8.875% 1/15/15 (g)		760,000	706,800
Millicom International Cellular SA 10% 12/1/13		800,000	782,000
Mobile Telesystems Finance SA 8% 1/28/12 (g)		560,000	494,900
Nextel Communications, Inc.:
5.95% 3/15/14		460,000	255,300
7.375% 8/1/15		335,000	177,550
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		750,000	390,000
Sprint Nextel Corp. 6% 12/1/16		420,000	300,300
Telecom Personal SA 9.25% 12/22/10 (g)		990,000	940,500
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	150,000	224,259
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		965,000	702,038
Vodafone Group PLC 6.25% 1/15/16	EUR	150,000	208,227
			9,261,751
TOTAL TELECOMMUNICATION SERVICES			20,013,694
UTILITIES - 2.5%
Electric Utilities - 0.5%
Edison Mission Energy:
7.5% 6/15/13		275,000	217,250
7.75% 6/15/16		70,000	52,675
Electricite de France:
6.25% 1/25/21	EUR	150,000	209,408
6.875% 12/12/22	GBP	150,000	245,947
Intergen NV 9% 6/30/17 (g)		450,000	407,250
Majapahit Holding BV 7.75% 10/17/16		200,000	146,000
National Power Corp. 6.875% 11/2/16 (g)		400,000	372,000
Vattenfall AB 6.25% 3/17/21	EUR	50,000	66,914
			1,717,444
Gas Utilities - 0.6%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		325,000	195,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Intergas Finance BV: - continued
6.875% 11/4/11 (Reg. S) (i)		$ 820,000	$ 656,000
Southern Gas Networks PLC Class A1, 2.65% 10/21/10 (k)	EUR	100,000	127,802
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	159,903
8% 3/1/32		410,000	371,549
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		690,000	393,300
			1,903,554
Independent Power Producers & Energy Traders - 0.8%
AES Corp.:
7.75% 10/15/15		270,000	234,900
8% 10/15/17		280,000	240,800
Energy Future Holdings:
10.875% 11/1/17		745,000	480,525
12% 11/1/17 pay-in-kind (k)		370,000	144,177
Enron Corp. 7.625% 9/10/04 (c)		400,000	480
NRG Energy, Inc.:
7.25% 2/1/14		335,000	314,900
7.375% 2/1/16		805,000	744,625
7.375% 1/15/17		345,000	320,850
Reliant Energy, Inc.:
7.625% 6/15/14		245,000	200,900
7.875% 6/15/17		175,000	138,250
Tenaska Alabama Partners LP 7% 6/30/21 (g)		87,652	70,122
			2,890,529
Multi-Utilities - 0.5%
Aquila, Inc. 11.875% 7/1/12 (k)		120,000	123,600
Centrica PLC:
6.375% 3/10/22	GBP	100,000	142,112
7.125% 12/9/13	EUR	150,000	215,992
NiSource Finance Corp. 10.75% 3/15/16		1,159,000	1,173,313
RWE Finance BV 6.5% 8/10/21	EUR	50,000	70,493
Suez Environnement SA 6.25% 4/8/19	EUR	50,000	65,822
Utilicorp United, Inc. 7.95% 2/1/11 (f)		3,000	2,955
			1,794,287

		Principal Amount (d)	Value
Water Utilities - 0.1%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	$ 203,264
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	100,000	135,455
			338,719
TOTAL UTILITIES			8,644,533
TOTAL NONCONVERTIBLE BONDS			98,759,332
TOTAL CORPORATE BONDS (Cost $137,961,278)			100,316,438
U.S. Government and Government Agency Obligations - 21.9%

Other Government Related - 0.6%
Citigroup Funding, Inc. 2% 3/30/12 (FDIC Guaranteed) (h)		$ 500,000	501,607
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (h)		600,000	601,597
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (h)		1,000,000	1,037,991
TOTAL OTHER GOVERNMENT RELATED			2,141,195
U.S. Government Agency Obligations - 6.6%
Fannie Mae:
1.75% 3/23/11		3,800,000	3,824,453
2% 1/9/12		1,349,000	1,362,598
2.75% 2/5/14		650,000	659,547
2.75% 3/13/14		1,310,000	1,325,637
2.875% 10/12/10		639,000	656,772
3.25% 4/9/13		100,000	104,378
3.375% 5/19/11		1,741,000	1,812,832
3.625% 8/15/11		2,000,000	2,097,358
6% 5/15/11		380,000	416,740
Federal Home Loan Bank:
2.25% 4/13/12		1,850,000	1,864,125
3.625% 10/18/13		3,865,000	4,031,365
Freddie Mac:
1.5% 1/7/11		1,760,000	1,765,329
2.125% 3/23/12		250,000	251,895
3.75% 6/28/13		50,000	53,099
5% 2/16/17		700,000	777,872
5.125% 11/17/17		985,000	1,098,928
5.25% 7/18/11		105,000	113,670
5.5% 8/23/17		700,000	801,450
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			23,018,048
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Notes 2.625% 7/15/17		611,166	664,513
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 14.5%
U.S. Treasury Bonds:
4.375% 2/15/38		$ 675,000	$ 766,758
4.5% 5/15/38		200,000	233,500
4.75% 2/15/37		250,000	299,531
6.125% 8/15/29		4,467,000	6,080,704
6.25% 8/15/23 (j)		4,250,000	5,591,406
6.375% 8/15/27		1,007,000	1,387,457
7.25% 5/15/16		2,306,000	3,039,057
7.5% 11/15/24		465,000	700,188
7.875% 2/15/21		200,000	290,031
9% 11/15/18		4,000	6,062
9.125% 5/15/18		425,000	643,178
U.S. Treasury Notes:
0.875% 3/31/11		3,600,000	3,604,781
1.125% 1/15/12		1,350,000	1,350,844
1.25% 11/30/10		15,000	15,121
1.375% 3/15/12		585,000	589,068
1.5% 12/31/13		409,000	407,978
1.75% 11/15/11		102,000	103,977
1.75% 3/31/14		4,032,000	4,045,862
1.875% 2/28/14		15,000	15,164
2% 11/30/13		442,000	451,116
2.375% 3/31/16		1,963,000	1,975,728
2.75% 2/28/13		6,671,000	7,029,542
2.875% 6/30/10		74,000	76,064
3.125% 8/31/13		1,375,000	1,472,217
3.125% 9/30/13		1,291,000	1,382,581
3.375% 6/30/13		734,000	793,466
3.75% 11/15/18		2,979,000	3,247,348
3.875% 5/15/18		268,000	295,638
4.25% 11/15/17		521,000	591,009
4.5% 5/15/17		1,172,000	1,349,356
4.625% 7/31/12		200,000	221,859
5.125% 5/15/16		1,865,000	2,224,887
TOTAL U.S. TREASURY OBLIGATIONS			50,281,478
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $72,489,361)			76,105,234
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 2.6%
4% 9/1/13 to 10/1/20		227,064	232,813
4.402% 10/1/33 (k)		46,213	47,171
4.456% 7/1/35 (k)		42,945	43,254
4.5% 3/1/18 to 9/1/18		275,065	285,735
4.512% 11/1/36 (k)		10,478	10,694
4.533% 11/1/33 (k)		11,350	11,647

		Principal Amount (d)	Value
4.541% 10/1/35 (k)		$ 198,278	$ 201,699
4.545% 12/1/36 (k)		188,225	192,578
4.556% 2/1/35 (k)		121,833	123,831
4.591% 11/1/35 (k)		57,283	57,732
4.594% 7/1/35 (k)		94,037	95,981
4.631% 9/1/33 (k)		58,037	58,375
4.649% 10/1/35 (k)		12,921	13,050
4.667% 7/1/35 (k)		32,227	32,903
4.69% 2/1/35 (k)		132,082	134,188
4.702% 2/1/35 (k)		57,177	58,373
4.715% 11/1/35 (k)		58,749	60,126
4.77% 7/1/35 (k)		33,731	34,498
4.784% 3/1/35 (k)		58,064	59,035
4.788% 7/1/35 (k)		40,929	41,757
4.811% 6/1/35 (k)		54,031	55,183
4.823% 10/1/34 (k)		89,404	90,389
4.844% 3/1/33 (k)		24,102	24,535
4.895% 2/1/36 (k)		106,457	109,101
4.909% 1/1/35 (k)		32,637	33,139
4.918% 8/1/35 (k)		106,580	109,638
4.982% 2/1/34 (k)		66,463	68,600
4.994% 2/1/35 (k)		55,091	56,049
5% 6/1/14		8,196	8,574
5.01% 12/1/32 (k)		44,953	45,477
5.02% 5/1/35 (k)		109,648	112,693
5.045% 10/1/35 (k)		60,220	61,800
5.075% 7/1/34 (k)		82,784	84,957
5.089% 10/1/35 (k)		31,040	31,944
5.122% 10/1/35 (k)		40,986	42,100
5.155% 7/1/35 (k)		106,451	108,665
5.166% 8/1/34 (k)		61,285	62,359
5.256% 5/1/35 (k)		39,038	40,422
5.312% 3/1/36 (k)		293,787	305,309
5.336% 7/1/35 (k)		15,453	15,765
5.342% 2/1/37 (k)		27,712	28,450
5.397% 2/1/37 (k)		126,292	129,242
5.453% 2/1/37 (k)		184,222	189,664
5.498% 6/1/47 (k)		20,676	21,189
5.5% 4/1/16		25,226	26,437
5.509% 11/1/36 (k)		28,613	29,186
5.631% 4/1/36 (k)		121,859	125,906
5.633% 2/1/36 (k)		32,222	33,205
5.66% 6/1/36 (k)		69,861	72,056
5.705% 4/1/36 (k)		39,209	40,576
5.769% 3/1/36 (k)		249,727	257,564
5.793% 5/1/36 (k)		170,004	175,450
5.819% 9/1/36 (k)		50,090	51,012
5.823% 6/1/35 (k)		103,887	107,961
5.869% 5/1/36 (k)		30,317	31,208
5.883% 12/1/36 (k)		49,021	50,831
6% 5/1/12 to 6/1/23		2,023,439	2,124,144
6.01% 4/1/36 (k)		474,497	490,262
6.118% 4/1/36 (k)		49,853	51,457
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6.22% 3/1/37 (k)		$ 16,976	$ 17,724
6.243% 6/1/36 (k)		8,547	8,694
6.289% 6/1/36 (k)		1,224,208	1,268,089
6.5% 4/1/12 to 9/1/32		215,801	229,496
TOTAL FANNIE MAE			8,821,942
Freddie Mac - 1.8%
3.758% 5/1/35 (k)		81,133	81,394
3.993% 7/1/33 (k)		70,936	71,340
4% 5/1/19 to 11/1/20		239,449	244,977
4.155% 6/1/33 (k)		38,128	38,095
4.329% 12/1/33 (k)		80,884	81,491
4.492% 7/1/35 (k)		57,206	57,912
4.5% 8/1/33		31,116	31,845
4.774% 3/1/35 (k)		28,624	28,926
4.789% 2/1/36 (k)		12,916	13,284
4.841% 9/1/36 (k)		30,246	30,567
4.854% 4/1/35 (k)		107,820	110,372
4.941% 1/1/35 (k)		113,775	116,058
5% 7/1/18 to 7/1/19		972,217	1,015,610
5.005% 4/1/35 (k)		115,396	118,629
5.023% 4/1/35 (k)		4,672	4,834
5.074% 7/1/35 (k)		31,323	32,279
5.203% 9/1/35 (k)		32,878	33,983
5.233% 10/1/35 (k)		51,006	52,092
5.443% 4/1/37 (k)		19,654	20,098
5.474% 3/1/37 (k)		18,658	19,013
5.483% 1/1/36 (k)		35,726	36,709
5.5% 8/1/14 to 2/1/19		393,461	412,313
5.537% 10/1/36 (k)		53,689	55,376
5.593% 3/1/36 (k)		196,459	201,799
5.684% 10/1/35 (k)		13,482	14,057
5.711% 1/1/36 (k)		17,369	17,811
5.74% 5/1/37 (k)		227,421	234,873
5.757% 3/1/37 (k)		98,940	100,215
5.78% 4/1/37 (k)		103,135	105,655
5.798% 5/1/37 (k)		132,439	136,658
5.812% 6/1/37 (k)		82,900	85,917
5.834% 5/1/37 (k)		33,728	34,473
5.846% 5/1/37 (k)		15,600	16,026
5.866% 7/1/36 (k)		657,246	675,481
5.948% 4/1/36 (k)		354,140	364,215
5.954% 6/1/37 (k)		17,500	18,062
6% 10/1/16 to 2/1/19		388,350	409,210
6% 6/1/36 (k)		33,043	34,052
6.12% 12/1/36 (k)		233,570	239,408
6.141% 2/1/37 (k)		34,384	35,471
6.142% 12/1/36 (k)		68,134	70,331
6.169% 7/1/36 (k)		245,991	253,659
6.181% 5/1/36 (k)		31,518	32,470

		Principal Amount (d)	Value
6.251% 7/1/36 (k)		$ 34,259	$ 35,298
6.339% 1/1/37 (k)		90,087	93,930
6.418% 6/1/37 (k)		9,848	10,188
6.5% 12/1/14 to 3/1/22		352,348	371,080
6.65% 8/1/37 (k)		64,291	66,674
7.524% 4/1/37 (k)		5,556	5,761
TOTAL FREDDIE MAC			6,369,971
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,794,991)			15,191,913
Asset-Backed Securities - 0.1%

FCC SPARC Series 2005-1 Class B, 2.982% 7/15/11 (k)	EUR	100,000	130,159
Provide Bricks 2007-1 Series 2007-1 Class B, 2.475% 1/30/40 (k)	EUR	50,000	51,924
Smile Synthetic BV Series 2005 Class C, 2.88% 1/20/15 (k)	EUR	68,730	72,137
Volkswagen Car Lease Series 9 Class B, 1.32% 4/21/12 (Reg. S) (k)	EUR	17,279	21,564
TOTAL ASSET-BACKED SECURITIES (Cost $331,461)			275,784
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 2.213% 2/17/52 (k)	EUR	50,000	45,026
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 2.803% 10/18/54 (k)	EUR	50,000	55,391
Gracechurch Mortgage Financing PLC Series 2007-1X Class 2D2, 2.3% 11/20/56 (k)	EUR	50,000	53,080
TOTAL PRIVATE SPONSOR			153,497
U.S. Government Agency - 3.1%
Fannie Mae:
floater Series 2007-95 Class A1, 0.7719% 8/27/36 (k)		352,238	325,765
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		450,000	476,866
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		69,479	73,278
Series 2002-11:
Class QC, 5.5% 3/25/17		143,357	151,147
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2002-11:
Class UC, 6% 3/25/17		$ 135,368	$ 143,487
Series 2002-61 Class PG, 5.5% 10/25/17		270,000	284,815
Series 2002-71 Class UC, 5% 11/25/17		430,000	453,238
Series 2002-9 Class PC, 6% 3/25/17		9,596	10,244
Series 2003-113 Class PE, 4% 11/25/18		80,000	82,623
Series 2003-122 Class OL, 4% 12/25/18		1,000,000	1,024,563
Series 2003-70 Class BJ, 5% 7/25/33		45,000	45,087
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	184,490
Series 2004-80 Class LD, 4% 1/25/19		100,000	102,650
Series 2004-81:
Class KC, 4.5% 4/25/17		70,000	71,894
Class KD, 4.5% 7/25/18		165,000	173,620
Series 2005-52 Class PB, 6.5% 12/25/34		177,137	189,161
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		38,284	40,185
Series 2004-95 Class AN, 5.5% 1/25/25		97,751	103,341
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	37,402
Series 2005-47 Class AK, 5% 6/25/20		370,000	394,817
Series 2006-72 Class CY, 6% 8/25/26		145,000	152,257
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		21,378	22,625
Series 2115 Class PE, 6% 1/15/14		5,842	6,133
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 1.0563% 1/15/30 (k)		252,203	251,462
Series 2630 Class FL, 1.0563% 6/15/18 (k)		4,163	4,080
Series 2861 Class GF, 0.8563% 1/15/21 (k)		127,263	127,111
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		40,208	42,157

		Principal Amount (d)	Value
Series 2378 Class PE, 5.5% 11/15/16		$ 215,235	$ 226,011
Series 2381 Class OG, 5.5% 11/15/16		30,505	31,995
Series 2425 Class JH, 6% 3/15/17		53,112	56,037
Series 2628 Class OE, 4.5% 6/15/18		95,000	98,619
Series 2695 Class DG, 4% 10/15/18		220,000	225,206
Series 2773 Class EG, 4.5% 4/15/19		725,000	757,434
Series 2831 Class PB, 5% 7/15/19		200,000	212,224
Series 2866 Class XE, 4% 12/15/18		250,000	256,901
Series 2996 Class MK, 5.5% 6/15/35		35,484	37,217
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		57,076	59,678
Series 2467 Class NB, 5% 7/15/17		95,000	99,362
Series 2570 Class CU, 4.5% 7/15/17		12,605	13,053
Series 2572 Class HK, 4% 2/15/17		16,911	17,287
Series 2617 Class GW, 3.5% 6/15/16		6,448	6,500
Series 2685 Class ND, 4% 10/15/18		85,000	86,132
Series 2860 Class CP, 4% 10/15/17		16,208	16,540
Series 2930 Class KT, 4.5% 2/15/20		450,000	460,838
Series 3401 Class EB, 5% 12/15/22		105,000	109,955
Series 3455 Class MB, 4.5% 6/15/23		1,790,000	1,816,018
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,049,833
Series 2863 Class DB, 4% 9/15/14		11,562	11,755
Series 2975 Class NA, 5% 7/15/23		34,083	34,508
TOTAL U.S. GOVERNMENT AGENCY			10,657,601
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,121,148)			10,811,098
Commercial Mortgage Securities - 0.0%
		Principal Amount (d)	Value
Canary Wharf Finance II PLC Series 3MUK Class C2, 2.7513% 10/22/37 (k)	GBP	50,000	$ 21,522
London & Regional Debt Securitisation No. 1 PLC Class A, 2.4763% 10/15/14 (k)	GBP	50,000	55,313
Skyline BV floater Series 2007-1 Class B, 2.62% 7/22/43 (k)	EUR	100,000	89,770
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $328,086)			166,605
Foreign Government and Government Agency Obligations - 21.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 748,774	202,169
par 2.5% 12/31/38 (f)		480,000	86,400
1.683% 8/3/12 (k)		1,510,000	717,811
7% 3/28/11		6,670,000	2,765,641
7% 9/12/13		4,495,000	1,474,485
Brazilian Federative Republic:
6% 9/15/13		150,000	145,500
7.125% 1/20/37		115,000	115,288
8.25% 1/20/34		270,000	299,025
8.75% 2/4/25		260,000	296,400
10% 1/1/12	BRL	754,000	317,417
12.25% 3/6/30		375,000	566,250
12.75% 1/15/20		105,000	152,775
Canadian Government:
4% 6/1/17	CAD	4,225,000	3,723,745
5% 6/1/14	CAD	4,350,000	3,993,634
5% 6/1/37	CAD	1,250,000	1,233,647
Central Bank of Nigeria promissory note 5.092% 1/5/10		63,195	50,118
Colombian Republic 7.375% 9/18/37		305,000	275,263
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		465,000	330,150
Dominican Republic:
9.04% 1/23/18 (g)		595,672	467,603
9.5% 9/27/11 (Reg. S)		537,945	500,289
Ecuador Republic:
5% 2/28/25 (c)		76,000	46,360
10% 8/15/30 (Reg. S) (c)		950,000	280,250
El Salvador Republic:
7.65% 6/15/35		190,000	141,550
7.75% 1/24/23 (Reg. S)		125,000	118,438
8.25% 4/10/32 (Reg. S)		90,000	72,450
8.5% 7/25/11 (Reg. S)		115,000	115,863
French Republic:
4% 10/25/38	EUR	500,000	650,674
4.25% 10/25/18	EUR	1,410,000	1,976,158

		Principal Amount (d)	Value
Gabonese Republic 8.2% 12/12/17 (g)		$ 1,080,000	$ 788,400
Georgia Republic 7.5% 4/15/13		200,000	137,000
German Federal Republic:
1.25% 3/11/11	EUR	905,000	1,198,009
3.5% 1/4/16	EUR	150,000	209,783
3.75% 1/4/19	EUR	605,000	854,105
4% 1/4/37	EUR	600,000	804,763
4.25% 1/4/14	EUR	4,075,000	5,908,132
4.25% 7/4/39	EUR	725,000	1,028,762
5.375% 1/4/10	EUR	640,000	879,435
5.5% 1/4/31	EUR	1,160,000	1,847,937
Ghana Republic 8.5% 10/4/17 (g)		535,000	326,350
Indonesian Republic:
6.625% 2/17/37 (g)		225,000	155,250
6.875% 3/9/17 (g)		200,000	167,000
6.875% 1/17/18 (g)		400,000	326,000
7.25% 4/20/15 (g)		190,000	174,800
7.75% 1/17/38 (g)		350,000	274,750
8.5% 10/12/35 (Reg. S)		300,000	255,000
10.375% 5/4/14 (g)		280,000	293,300
11.625% 3/4/19 (g)		275,000	299,750
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		300,000	147,000
Italian Republic:
3.75% 12/15/13	EUR	650,000	878,381
4.5% 3/1/19	EUR	1,365,000	1,847,588
5% 8/1/39	EUR	960,000	1,216,998
Japan Government:
1.5% 9/20/18	JPY	405,000,000	4,150,718
1.7% 12/20/16	JPY	335,000,000	3,552,827
2.5% 9/20/37	JPY	93,000,000	1,025,558
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		120,000	123,600
9% 5/2/14		135,000	140,738
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (k)		200,000	180,000
Peruvian Republic 7.125% 3/30/19		320,000	324,000
Philippine Republic:
9.5% 2/2/30		100,000	118,380
10.625% 3/16/25		80,000	102,200
Republic of Fiji 6.875% 9/13/11		300,000	222,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	125,000
Republic of Serbia 3.75% 11/1/24 (f)(g)		1,165,000	850,450
Russian Federation:
7.5% 3/31/30 (Reg. S)		4,449,600	4,171,500
12.75% 6/24/28 (Reg. S)		420,000	561,750
Turkish Republic:
6.75% 4/3/18		330,000	303,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
6.875% 3/17/36		$ 700,000	$ 551,040
7% 9/26/16		240,000	231,600
7.25% 3/5/38		425,000	348,500
7.375% 2/5/25		840,000	758,100
14% 1/19/11	TRY	205,000	122,369
UK Treasury GILT:
4.25% 12/7/27	GBP	1,095,000	1,629,394
4.25% 6/7/32	GBP	975,000	1,446,913
4.25% 12/7/55	GBP	410,000	579,856
4.5% 3/7/19	GBP	870,000	1,389,331
4.75% 6/7/10	GBP	585,000	878,892
4.75% 3/7/20	GBP	100,000	161,903
4.75% 12/7/30	GBP	800,000	1,266,756
Ukraine Government:
(Reg. S) 5.1513% 8/5/09 (k)		1,500,000	1,290,000
6.385% 6/26/12 (g)		325,000	151,938
6.75% 11/14/17 (g)		1,285,000	571,825
6.875% 3/4/11 (Reg. S)		200,000	110,000
United Mexican States:
7.5% 4/8/33		120,000	122,556
8.3% 8/15/31		115,000	127,225
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	2,365,581	65,998
8% 11/18/22		378,878	342,885
Venezuelan Republic:
2.1225% 4/20/11 (Reg. S) (k)		1,395,000	1,014,863
5.375% 8/7/10 (Reg. S)		135,000	115,763
7% 3/31/38		210,000	89,985
8.5% 10/8/14		670,000	412,050
9% 5/7/23 (Reg. S)		1,210,000	626,175
9.25% 9/15/27		945,000	548,100
9.375% 1/13/34		325,000	166,563
10.75% 9/19/13		1,905,000	1,376,363
13.625% 8/15/18		791,000	561,610
Vietnamese Socialist Republic:
4% 3/12/28 (f)		90,000	54,000
6.875% 1/15/16 (g)		430,000	395,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,171,369)			74,594,320
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	6,092	0
Remy International, Inc. (a)	2,065	1,033

	Shares	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	41,160	$ 231,731
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	27,300	237
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	2,463
TOTAL COMMON STOCKS (Cost $780,701)		235,464
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	300	5,991
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	67	12,395
TOTAL PREFERRED STOCKS (Cost $28,940)		18,386
Floating Rate Loans - 6.1%
	Principal Amount
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.0%
TRW Automotive Holdings Corp. Tranche B1, term loan 2.0625% 2/9/14 (k)	$ 110,000	55,000
Visteon Corp. term loan 4.426% 6/13/13 (k)	1,140,000	159,600
		214,600
Automobiles - 0.4%
AM General LLC:
Credit-Linked Deposit 3.5231% 9/30/12 (k)	6,774	5,894
Tranche B, term loan 4.149% 9/30/13 (k)	155,507	135,291
Ford Motor Co. term loan 3.56% 12/15/13 (k)	1,385,000	664,800
General Motors Corp. term loan 8% 11/29/13 (k)	1,176,719	482,455
		1,288,440
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (k)	$ 220,000	$ 97,281
ServiceMaster Co.:
term loan 3.1705% 7/24/14 (k)	408,821	269,822
Tranche DD, term loan 3.02% 7/24/14 (k)	39,175	25,856
Thomson Learning, Inc. term loan 3.02% 7/5/14 (k)	817,118	557,683
		950,642
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.078% 2/16/14 (k)	18,873	7,266
Las Vegas Sands LLC:
term loan 2.25% 5/23/14 (k)	9,244	4,946
Tranche B, term loan 2.27% 5/23/14 (k)	45,756	24,479
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.6816% 6/14/13 (k)	3,008	1,639
term loan 2.8172% 6/14/14 (k)	33,370	18,187
Six Flags, Inc. Tranche B, term loan 3.022% 4/30/15 (k)	949,631	626,757
		683,274
Media - 0.8%
Advanstar, Inc. Tranche 2LN, term loan 6.22% 11/30/14 (k)	30,000	3,000
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (k)	1,190,211	975,973
Discovery Communications, Inc. term loan 3.22% 5/14/14 (k)	68,775	63,531
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.9563% 6/12/14 (k)	892,760	549,048
Tranche 2LN, term loan 10.7563% 12/12/14 (k)	1,804,498	541,349
Idearc, Inc. term loan 3.22% 11/17/14 (k)	248,728	94,517
Univision Communications, Inc. Tranche 1LN, term loan 2.7681% 9/29/14 (k)	1,300,000	682,500
		2,909,918
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.77% 5/28/13 (k)	241,729	103,944

	Principal Amount	Value
Michaels Stores, Inc. term loan 2.7582% 10/31/13 (k)	$ 1,438,524	$ 801,977
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (k)	74,016	33,677
		939,598
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. term loan 4.9094% 3/5/14 (k)	90,000	77,850
Levi Strauss & Co. term loan 2.8056% 4/4/14 (k)	100,000	56,500
		134,350
TOTAL CONSUMER DISCRETIONARY		7,120,822
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 2.6232% 6/5/13 (k)	54,577	51,303
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.2801% 6/4/14 (k)	158,400	106,524
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (k)	435,723	311,542
4.4613% 3/30/13 (k)	9,277	6,633
		318,175
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.0287% 1/15/12 (k)	185,000	139,675
TOTAL CONSUMER STAPLES		615,677
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.5937% 1/12/14 (k)	32,100	28,088
Helix Energy Solutions Group, Inc. term loan 2.9404% 7/1/13 (k)	40,049	30,037
		58,125
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (k)	27,568	19,849
Tranche D, term loan 8.7498% 12/28/13 (k)	88,789	63,928
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.22% 10/31/12 (k)	29,032	23,516
term loan 2.5266% 10/31/12 (k)	50,231	40,687
Floating Rate Loans - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Venoco, Inc. Tranche 2LN, term loan 5.25% 5/7/14 (k)	$ 29,669	$ 15,428
Walter Industries, Inc. term loan 2.8292% 10/3/12 (k)	6,159	5,220
		168,628
TOTAL ENERGY		226,753
FINANCIALS - 0.4%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 4.56% 8/3/12 (k)	1,310,059	681,231
Tranche 2LN, term loan 7.06% 8/3/13 (k)	130,000	34,450
		715,681
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 4.17% 1/29/16 (k)	540,000	202,500
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (k)	125,304	73,930
Tranche B, term loan 3.5182% 10/10/13 (k)	465,416	274,595
Tranche DD, term loan 3.919% 10/10/13 (k)	436,534	257,555
		606,080
TOTAL FINANCIALS		1,524,261
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Health Management Associates, Inc. Tranche B, term loan 2.97% 2/28/14 (k)	55,736	45,146
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.7681% 4/10/14 (k)	132,257	81,338
TOTAL HEALTH CARE		126,484
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 3.2681% 2/21/13 (k)	9,258	5,092

	Principal Amount	Value
Tranche 2LN, term loan 8.4125% 2/21/14 (k)	$ 20,000	$ 5,000
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.27% 3/28/14 (k)	10,000	7,150
		17,242
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.7575% 4/30/14 (k)	651,982	286,872
Northwest Airlines, Inc. term loan 2.57% 12/31/10 (k)	472,274	420,324
United Air Lines, Inc. Tranche B, term loan 2.5625% 2/1/14 (k)	801,534	376,721
		1,083,917
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 7.125% 2/7/15 (k)	40,000	10,000
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.7614% 12/3/14 (k)	195,000	106,275
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.5% 10/17/12 (k)	8,889	7,778
Dresser, Inc.:
Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (k)	230,000	92,000
Tranche B 1LN, term loan 3.4561% 5/4/14 (k)	38,823	29,117
Navistar International Corp.:
term loan 3.7681% 1/19/12 (k)	234,667	180,693
Credit-Linked Deposit 4.1482% 1/19/12 (k)	85,333	65,707
		375,295
Road & Rail - 0.1%
Swift Transportation Co., Inc. term loan 8.375% 5/10/14 (k)	880,000	451,000
Trading Companies & Distributors - 0.1%
Neff Corp. Tranche 2LN, term loan 4.0331% 11/30/14 (k)	50,000	9,500
VWR Funding, Inc. term loan 3.0181% 6/29/14 (k)	390,000	316,875
		326,375
TOTAL INDUSTRIALS		2,370,104
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 1.1%
Flextronics International Ltd.:
Tranche B A2, term loan 2.7681% 10/1/14 (k)	138,112	89,082
Tranche B A3, term loan 2.7681% 10/1/14 (k)	161,131	103,929
Tranche B-A, term loan 3.6811% 10/1/14 (k)	306,054	197,405
Floating Rate Loans - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B-A1, term loan 3.3444% 10/1/14 (k)	$ 87,946	$ 56,725
Tranche B-B, term loan 3.685% 10/1/12 (k)	235,704	182,671
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 4.033% 10/10/14 (k)	1,794,237	1,175,225
Tranche B2, term loan 4.033% 10/10/14 (k)	1,608,682	1,053,687
Tranche B3, term loan 4.033% 10/10/14 (k)	1,532,990	1,004,109
		3,862,833
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.5406% 3/20/13 (k)	184,775	172,765
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan:
2.2469% 12/1/13 (k)	1,194,369	492,677
12.5% 12/15/14	300,000	157,500
		650,177
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (k)	746,830	507,845
Tranche 2LN, term loan 6.97% 6/11/15 (k)	125,000	56,250
Open Solutions, Inc. term loan 3.255% 1/23/14 (k)	19,604	9,802
		573,897
TOTAL INFORMATION TECHNOLOGY		5,259,672
MATERIALS - 0.7%
Chemicals - 0.3%
Huntsman International LLC Tranche B, term loan 2.2681% 4/19/14 (k)	385,000	252,175
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (k)(n)	550,000	539,000
Momentive Performance Materials, Inc. Tranche B1, term loan 2.8125% 12/4/13 (k)	723,618	412,462
		1,203,637

	Principal Amount	Value
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.5331% 4/3/15 (k)	$ 622,773	$ 417,258
Smurfit-Stone Container Enterprises, Inc. term loan 3.0767% 11/11/11 (k)	370,225	248,976
		666,234
Metals & Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (k)(n)	61,828	50,081
Tranche B 1LN, term loan:
4.25% 12/19/13 (k)	66,087	7,270
4.25% 12/19/13 (k)	33,696	2,359
Tranche C 1LN, term loan 4.25% 12/19/13 (k)	47,217	9,443
Novelis Corp. term loan 3.0013% 7/6/14 (k)	265,277	164,472
		233,625
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (k)	455,000	179,725
White Birch Paper Co. Tranche 1LN, term loan 3.97% 5/8/14 (k)	91,101	29,608
		209,333
TOTAL MATERIALS		2,312,829
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 8.3925% 12/21/11 pay-in-kind (k)	486,662	332,608
Tranche 2, term loan 7.9913% 3/21/15 (k)	140,000	120,400
Tranche B, term loan 3.9913% 5/26/13 (k)	60,000	51,600
Tranche C, term loan 4.9913% 5/26/14 (k)	60,000	51,600
		556,208
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (k)	1,080,000	777,600
Leap Wireless International, Inc. Tranche B, term loan 5.75% 6/16/13 (k)	38,900	36,761
		814,361
TOTAL TELECOMMUNICATION SERVICES		1,370,569
Floating Rate Loans - continued
	Principal Amount	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (k)	$ 223,661	$ 201,295
Credit-Linked Deposit 2.62% 2/1/13 (k)	119,502	107,552
		308,847
TOTAL FLOATING RATE LOANS (Cost $25,698,909)		21,236,018
Fixed-Income Funds - 6.0%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $24,607,521)	291,477	20,732,759
Preferred Securities - 0.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 1,050,000	948,688
Net Servicos de Comunicacao SA 9.25% (g)	600,000	479,145
		1,427,833
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	1,262,000	972,803
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (k)	EUR	50,000	35,728
TOTAL PREFERRED SECURITIES (Cost $2,979,565)	2,436,364
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $5,267)	470,000	2,350
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b) (Cost $24,611,290)	24,611,290	$ 24,611,290
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $399,909,887)		346,734,023
NET OTHER ASSETS - 0.3%	1,151,975
NET ASSETS - 100%	$ 347,885,998
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
5 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2009	$ 1,089,453	$ 6,939

The face value of futures purchased as a percentage of net assets - 0.3%
Swap Agreements
		Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 250,000	$ (70,598)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	(104,903)
Receive semi-annually a fixed rate equal to 3.13% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	1,620,000	65,519
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	800,000	24,162
		$ 3,020,000	$ (85,820)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,406,202 or 7.9% of net assets.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $2,141,195 or 0.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $46,047.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $237 or 0.0% of net assets.

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $220,374 and $208,744, respectively. The coupon rate will be determined at time of settlement.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	1/7/05 - 1/13/05	$ 115,372
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,340
Fidelity Floating Rate Central Fund	243,093
Total	$ 305,433
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 10,893,188	$ 8,540,775	$ -	$ 20,732,759	0.9%
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 346,734,023	$ 45,578,243	$ 300,428,354	$ 727,426
Other Financial Instruments*	$ (85,987)	$ 6,939	$ (92,926)	$ -
*Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,378,321
Total Realized Gain (Loss)	228
Total Unrealized Gain (Loss)	(72,925)
Cost of Purchases	33,130
Proceeds of Sales	(8,618)
Amortization/Accretion	10,947
Transfer in/out of Level 3	(1,613,657)
Ending Balance	$ 727,426

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $398,172,382. Net unrealized depreciation aggregated $51,438,359, of which $10,023,740 related to appreciated investment securities and $61,462,099 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009